FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,819,614,146	$459,228,865	$82,350,591	$628,472,286	$87,827,404
Net Assets	$1,819,614,146	$459,228,865	$82,350,591	$628,472,286	$87,827,404

NET ASSETS, representing:
Accumulation units	$1,814,680,578	$459,065,399	$82,208,009	$628,443,083	$87,093,944
Contracts in payout (annuitization) period	4,933,568	163,466	142,582	29,203	733,460
	$1,819,614,146	$459,228,865	$82,350,591	$628,472,286	$87,827,404

Units outstanding	19,976,480	37,954,653	1,294,839	23,500,575	2,862,688

Portfolio shares held	19,285,789	459,228,865	4,598,023	25,464,841	6,719,771
Portfolio net asset value per share	$94.35	$1.00	$17.91	$24.68	$13.07
Investment in portfolio shares, at cost	$1,187,066,183	$459,228,865	$71,814,821	$559,696,074	$77,035,985

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$21,633,979	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	20,335,399	5,654,085	1,031,482	8,319,346	1,115,399

NET INVESTMENT INCOME (LOSS)	(20,335,399)	15,979,894	(1,031,482)	(8,319,346)	(1,115,399)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	124,225,761	—	6,525,610	2,199,330	966,048
Net change in unrealized appreciation (depreciation) on investments	261,655,065	—	(551,612)	37,388,933	5,746,674
NET GAIN (LOSS) ON INVESTMENTS	385,880,826	—	5,973,998	39,588,263	6,712,722

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$365,545,427	$15,979,894	$4,942,516	$31,268,917	$5,597,323

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Value Portfolio**	AST Mid-Cap Growth Portfolio**	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio**	AST Small-Cap Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$981,383,032	$—	$502,612,763
Net Assets	$—	$—	$981,383,032	$—	$502,612,763

NET ASSETS, representing:
Accumulation units	$—	$—	$976,268,031	$—	$501,137,177
Contracts in payout (annuitization) period	—	—	5,115,001	—	1,475,586
	$—	$—	$981,383,032	$—	$502,612,763

Units outstanding	—	—	21,237,124	—	8,262,495

Portfolio shares held	—	—	18,661,020	—	6,270,119
Portfolio net asset value per share	$—	$—	$52.59	$—	$80.16
Investment in portfolio shares, at cost	$—	$—	$885,353,307	$—	$467,005,226

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/13/2024**	12/13/2024**	12/31/2024	12/13/2024**	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,124,649	3,613,674	10,721,923	3,133,709	3,560,506

NET INVESTMENT INCOME (LOSS)	(3,124,649)	(3,613,674)	(10,721,923)	(3,133,709)	(3,560,506)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	80,805,510	123,127,820	15,505,932	115,773,056	6,199,112
Net change in unrealized appreciation (depreciation) on investments	(46,113,389)	(70,577,625)	49,403,212	(76,762,085)	16,673,989
NET GAIN (LOSS) ON INVESTMENTS	34,692,121	52,550,195	64,909,144	39,010,971	22,873,101

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$31,567,472	$48,936,521	$54,187,221	$35,877,262	$19,312,595

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio**	AST MFS Global Equity Portfolio	AST International Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$67,177,783	$—	$120,474,038	$380,138,863	$3,229,992,032
Net Assets	$67,177,783	$—	$120,474,038	$380,138,863	$3,229,992,032

NET ASSETS, representing:
Accumulation units	$67,149,781	$—	$119,830,016	$379,113,754	$3,229,585,293
Contracts in payout (annuitization) period	28,002	—	644,022	1,025,109	406,739
	$67,177,783	$—	$120,474,038	$380,138,863	$3,229,992,032

Units outstanding	1,404,586	—	2,759,508	10,520,345	114,931,696

Portfolio shares held	2,206,892	—	3,793,263	14,152,601	99,660,353
Portfolio net asset value per share	$30.44	$—	$31.76	$26.86	$32.41
Investment in portfolio shares, at cost	$63,358,655	$—	$95,255,282	$316,748,235	$1,930,417,286

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST International Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/6/2024**	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	831,483	26,543,390	1,503,437	5,476,515	45,732,815

NET INVESTMENT INCOME (LOSS)	(831,483)	(26,543,390)	(1,503,437)	(5,476,515)	(45,732,815)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,337,268	561,159,408	9,053,008	25,939,086	276,994,805
Net change in unrealized appreciation (depreciation) on investments	(1,127,970)	(251,606,079)	(2,204,320)	(4,143,810)	171,052,498
NET GAIN (LOSS) ON INVESTMENTS	3,209,298	309,553,329	6,848,688	21,795,276	448,047,303

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,377,815	$283,009,939	$5,345,251	$16,318,761	$402,314,488

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	AST Core Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$787,578,569	$4,144,086,674	$771,626,564	$365,125,347	$1,236,081,379
Net Assets	$787,578,569	$4,144,086,674	$771,626,564	$365,125,347	$1,236,081,379

NET ASSETS, representing:
Accumulation units	$787,238,982	$4,144,072,039	$771,626,564	$365,125,347	$1,232,305,491
Contracts in payout (annuitization) period	339,587	14,635	—	—	3,775,888
	$787,578,569	$4,144,086,674	$771,626,564	$365,125,347	$1,236,081,379

Units outstanding	47,346,906	165,870,608	40,442,501	17,317,359	94,379,760

Portfolio shares held	40,575,918	147,897,454	36,260,647	15,347,850	92,107,405
Portfolio net asset value per share	$19.41	$28.02	$21.28	$23.79	$13.42
Investment in portfolio shares, at cost	$678,370,948	$3,629,783,729	$653,967,674	$287,290,618	$1,236,480,176

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	AST Core Fixed Income Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,551,323	28,387,031	11,186,483	4,453,679	16,222,136

NET INVESTMENT INCOME (LOSS)	(11,551,323)	(28,387,031)	(11,186,483)	(4,453,679)	(16,222,136)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	43,396,012	188,905,202	35,716,972	21,994,859	(12,561,182)
Net change in unrealized appreciation (depreciation) on investments	18,123,293	(28,732,528)	25,083,046	13,248,897	30,262,688
NET GAIN (LOSS) ON INVESTMENTS	61,519,305	160,172,674	60,800,018	35,243,756	17,701,506

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$49,967,982	$131,785,643	$49,613,535	$30,790,077	$1,479,370

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
ASSETS
Investment in the portfolios, at fair value	$938,226	$461,540	$3,592,359	$2,948,716	$599,338
Net Assets	$938,226	$461,540	$3,592,359	$2,948,716	$599,338

NET ASSETS, representing:
Accumulation units	$938,226	$461,540	$3,592,359	$2,948,716	$599,297
Contracts in payout (annuitization) period	—	—	—	—	41
	$938,226	$461,540	$3,592,359	$2,948,716	$599,338

Units outstanding	26,224	5,473	152,667	227,311	906,265

Portfolio shares held	161,485	32,664	91,479	90,258	54,485
Portfolio net asset value per share	$5.81	$14.13	$39.27	$32.67	$11.00
Investment in portfolio shares, at cost	$1,111,258	$488,793	$3,504,415	$2,989,535	$643,538

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$10,191	$9,876	$27,048	$59,500	$56,027

EXPENSES
Charges for mortality and expense risk,
and for administration	13,687	4,336	47,375	34,757	8,536

NET INVESTMENT INCOME (LOSS)	(3,496)	5,540	(20,327)	24,743	47,491

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	189,809	—	—	—	31,150
Net realized gain (loss) on shares redeemed	(26,555)	(3,481)	18,301	1,013,991	(230,147)
Net change in unrealized appreciation (depreciation) on investments	(18,092)	85,443	251,656	(482,185)	48,930
NET GAIN (LOSS) ON INVESTMENTS	145,162	81,962	269,957	531,806	(150,067)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$141,666	$87,502	$249,630	$556,549	$(102,576)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary
ASSETS
Investment in the portfolios, at fair value	$4,729,562	$3,579,538	$9,257,620	$13,940,254	$8,019,974
Net Assets	$4,729,562	$3,579,538	$9,257,620	$13,940,254	$8,019,974

NET ASSETS, representing:
Accumulation units	$4,729,562	$3,579,538	$9,257,620	$13,940,254	$8,019,974
Contracts in payout (annuitization) period	—	—	—	—	—
	$4,729,562	$3,579,538	$9,257,620	$13,940,254	$8,019,974

Units outstanding	112,639	119,718	134,172	339,656	196,088

Portfolio shares held	116,434	42,746	218,598	238,376	108,393
Portfolio net asset value per share	$40.62	$83.74	$42.35	$58.48	$73.99
Investment in portfolio shares, at cost	$6,178,312	$3,468,282	$7,662,936	$13,435,923	$6,873,108

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$17,437	$59,970	$96,558	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	71,492	50,042	112,185	187,195	109,213

NET INVESTMENT INCOME (LOSS)	(71,492)	(32,605)	(52,215)	(90,637)	(109,213)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,414,027	3,120	—	645,223	710,825
Net realized gain (loss) on shares redeemed	(1,566,214)	46,215	2,333,132	2,909,316	433,589
Net change in unrealized appreciation (depreciation) on investments	(821,979)	(94,847)	608,576	(738,842)	492,273
NET GAIN (LOSS) ON INVESTMENTS	25,834	(45,512)	2,941,708	2,815,697	1,636,687

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(45,658)	$(78,117)	$2,889,493	$2,725,060	$1,527,474

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
ASSETS
Investment in the portfolios, at fair value	$5,688,538	$8,491,784	$3,771,181	$9,506,961	$2,197,424
Net Assets	$5,688,538	$8,491,784	$3,771,181	$9,506,961	$2,197,424

NET ASSETS, representing:
Accumulation units	$5,688,538	$8,469,790	$3,768,943	$9,506,961	$2,197,424
Contracts in payout (annuitization) period	—	21,994	2,238	—	—
	$5,688,538	$8,491,784	$3,771,181	$9,506,961	$2,197,424

Units outstanding	185,868	325,571	235,151	425,406	180,024

Portfolio shares held	178,716	207,522	147,139	179,106	204,984
Portfolio net asset value per share	$31.83	$40.92	$25.63	$53.08	$10.72
Investment in portfolio shares, at cost	$6,970,212	$9,232,593	$3,598,886	$8,137,510	$2,400,051

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$90,960	$221,722	$87,801	$23,833	$82,237

EXPENSES
Charges for mortality and expense risk,
and for administration	84,692	124,231	59,982	128,428	31,088

NET INVESTMENT INCOME (LOSS)	6,268	97,491	27,819	(104,595)	51,149

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,956,866	482,863	156,741	808,163	—
Net realized gain (loss) on shares redeemed	(1,248,048)	331,452	171,263	85,670	60,487
Net change in unrealized appreciation (depreciation) on investments	(219,101)	(646,116)	(213,400)	1,289,378	(466,885)
NET GAIN (LOSS) ON INVESTMENTS	489,717	168,199	114,604	2,183,211	(406,398)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$495,985	$265,690	$142,423	$2,078,616	$(355,249)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
ASSETS
Investment in the portfolios, at fair value	$16,837,677	$1,949,264	$5,928,731	$6,772,568	$2,730,463
Net Assets	$16,837,677	$1,949,264	$5,928,731	$6,772,568	$2,730,463

NET ASSETS, representing:
Accumulation units	$16,798,291	$1,949,264	$5,928,731	$6,772,568	$2,730,463
Contracts in payout (annuitization) period	39,386	—	—	—	—
	$16,837,677	$1,949,264	$5,928,731	$6,772,568	$2,730,463

Units outstanding	481,575	85,301	142,828	49,297	111,965

Portfolio shares held	262,228	78,189	66,916	253,940	40,177
Portfolio net asset value per share	$64.21	$24.93	$88.60	$26.67	$67.96
Investment in portfolio shares, at cost	$18,645,153	$1,944,344	$5,803,747	$5,244,839	$2,839,090

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$11,885	$103,426	$10,925	$—	$90,274

EXPENSES
Charges for mortality and expense risk,
and for administration	264,937	25,205	81,071	71,572	46,716

NET INVESTMENT INCOME (LOSS)	(253,052)	78,221	(70,146)	(71,572)	43,558

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	859,216	—	777,816	116,718	460,802
Net realized gain (loss) on shares redeemed	(406,564)	(39,133)	253,382	438,333	865,565
Net change in unrealized appreciation (depreciation) on investments	(230,152)	57,350	(214,275)	1,003,178	(612,902)
NET GAIN (LOSS) ON INVESTMENTS	222,500	18,217	816,923	1,558,229	713,465

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(30,552)	$96,438	$746,777	$1,486,657	$757,023

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$7,185,197	$11,355,131	$8,869,777	$1,250,232	$3,930,465
Net Assets	$7,185,197	$11,355,131	$8,869,777	$1,250,232	$3,930,465

NET ASSETS, representing:
Accumulation units	$7,174,994	$11,355,131	$8,865,778	$1,250,232	$3,930,465
Contracts in payout (annuitization) period	10,203	—	3,999	—	—
	$7,185,197	$11,355,131	$8,869,777	$1,250,232	$3,930,465

Units outstanding	746,881	288,572	227,878	66,139	126,559

Portfolio shares held	274,663	284,733	201,494	39,477	84,002
Portfolio net asset value per share	$26.16	$39.88	$44.02	$31.67	$46.79
Investment in portfolio shares, at cost	$8,171,577	$11,101,103	$8,530,559	$1,309,999	$3,903,209

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$266,365	$—	$21,257	$—	$62,264

EXPENSES
Charges for mortality and expense risk,
and for administration	102,673	164,262	114,992	16,784	57,187

NET INVESTMENT INCOME (LOSS)	163,692	(164,262)	(93,735)	(16,784)	5,077

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	460,941	363,096	134,027	134,757
Net realized gain (loss) on shares redeemed	1,249,215	1,511,706	244,847	(101,148)	(897,953)
Net change in unrealized appreciation (depreciation) on investments	(1,257,186)	(682,673)	45,831	2,347	861,541
NET GAIN (LOSS) ON INVESTMENTS	(7,971)	1,289,974	653,774	35,226	98,345

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$155,721	$1,125,712	$560,039	$18,442	$103,422
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
ASSETS
Investment in the portfolios, at fair value	$1,768,918	$27,516,859	$17,378,945	$9,500,749	$41,386
Net Assets	$1,768,918	$27,516,859	$17,378,945	$9,500,749	$41,386

NET ASSETS, representing:
Accumulation units	$1,768,918	$27,391,745	$17,378,945	$9,500,749	$41,386
Contracts in payout (annuitization) period	—	125,114	—	—	—
	$1,768,918	$27,516,859	$17,378,945	$9,500,749	$41,386

Units outstanding	1,078,884	485,819	189,030	230,510	70,952

Portfolio shares held	61,060	436,914	342,712	308,466	6,611
Portfolio net asset value per share	$28.97	$62.98	$50.71	$30.80	$6.26
Investment in portfolio shares, at cost	$1,842,669	$25,679,323	$16,661,657	$8,952,881	$40,335

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$85,537	$111,519	$—	$—	$5,034

EXPENSES
Charges for mortality and expense risk,
and for administration	26,497	367,641	181,077	139,500	622

NET INVESTMENT INCOME (LOSS)	59,040	(256,122)	(181,077)	(139,500)	4,412

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	892,451	3,290,236	970,547	448,579	—
Net realized gain (loss) on shares redeemed	(694,623)	4,590,581	6,354,736	322,607	(11,073)
Net change in unrealized appreciation (depreciation) on investments	7,141	(2,303,832)	(1,003,979)	(168,293)	1,785
NET GAIN (LOSS) ON INVESTMENTS	204,969	5,576,985	6,321,304	602,893	(9,288)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$264,009	$5,320,863	$6,140,227	$463,393	$(4,876)
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services
ASSETS
Investment in the portfolios, at fair value	$507,950	$152,742	$6,646,945	$9,046,633	$4,649,471
Net Assets	$507,950	$152,742	$6,646,945	$9,046,633	$4,649,471

NET ASSETS, representing:
Accumulation units	$507,950	$152,742	$6,646,945	$9,046,633	$4,649,471
Contracts in payout (annuitization) period	—	—	—	—	—
	$507,950	$152,742	$6,646,945	$9,046,633	$4,649,471

Units outstanding	3,365,837	267,252	215,632	197,738	280,790

Portfolio shares held	53,189	7,793	147,677	117,291	91,905
Portfolio net asset value per share	$9.55	$19.60	$45.01	$77.13	$50.59
Investment in portfolio shares, at cost	$530,192	$152,100	$6,239,981	$7,900,504	$3,834,966

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$38,354	$13,011	$24,545	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,952	2,399	94,146	102,551	64,341

NET INVESTMENT INCOME (LOSS)	30,402	10,612	(69,601)	(102,551)	(64,341)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	39,863	640,700	—
Net realized gain (loss) on shares redeemed	(175,086)	(47,271)	131,150	841,930	894,990
Net change in unrealized appreciation (depreciation) on investments	29,430	36,091	99,205	88,600	353,899
NET GAIN (LOSS) ON INVESTMENTS	(145,656)	(11,180)	270,218	1,571,230	1,248,889

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(115,254)	$(568)	$200,617	$1,468,679	$1,184,548
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$5,773,355	$79,857,672	$2,849,589	$11,036,479	$19,620,403
Net Assets	$5,773,355	$79,857,672	$2,849,589	$11,036,479	$19,620,403

NET ASSETS, representing:
Accumulation units	$5,768,011	$79,857,672	$2,849,589	$11,036,479	$19,536,157
Contracts in payout (annuitization) period	5,344	—	—	—	84,246
	$5,773,355	$79,857,672	$2,849,589	$11,036,479	$19,620,403

Units outstanding	86,691	1,617,077	99,400	351,473	373,832

Portfolio shares held	141,677	1,830,339	187,968	247,178	289,344
Portfolio net asset value per share	$40.75	$43.63	$15.16	$44.65	$67.81
Investment in portfolio shares, at cost	$5,669,299	$39,244,631	$3,088,465	$10,119,366	$16,232,598

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$42,011	$213,765	$25,985	$175,424	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	77,827	736,354	49,813	150,425	255,789

NET INVESTMENT INCOME (LOSS)	(35,816)	(522,589)	(23,828)	24,999	(255,789)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	352,044
Net realized gain (loss) on shares redeemed	1,235,161	8,378,942	1,134,778	(105,380)	1,389,016
Net change in unrealized appreciation (depreciation) on investments	(487,908)	15,520,743	(803,064)	1,984,785	3,337,524
NET GAIN (LOSS) ON INVESTMENTS	747,253	23,899,685	331,714	1,879,405	5,078,584

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$711,437	$23,377,096	$307,886	$1,904,404	$4,822,795
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$10,790,462	$1,585,893	$10,429,773	$6,687	$14,976,166
Net Assets	$10,790,462	$1,585,893	$10,429,773	$6,687	$14,976,166

NET ASSETS, representing:
Accumulation units	$10,790,462	$1,585,893	$10,429,773	$6,687	$14,941,570
Contracts in payout (annuitization) period	—	—	—	—	34,596
	$10,790,462	$1,585,893	$10,429,773	$6,687	$14,976,166

Units outstanding	384,716	40,089	194,474	9,199	355,714

Portfolio shares held	221,707	7,449	121,192	293	554,878
Portfolio net asset value per share	$48.67	$212.90	$86.06	$22.86	$26.99
Investment in portfolio shares, at cost	$10,738,619	$764,061	$5,291,267	$10,113	$15,332,045

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$41,170	$—	$21,746	$903	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	152,403	21,917	145,885	103	217,636

NET INVESTMENT INCOME (LOSS)	(111,233)	(21,917)	(124,139)	800	(217,636)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,358,315	—	201,282	—	—
Net realized gain (loss) on shares redeemed	478,546	217,378	949,486	(579)	159,262
Net change in unrealized appreciation (depreciation) on investments	(806,608)	212,788	1,055,155	(1,365)	714,848
NET GAIN (LOSS) ON INVESTMENTS	1,030,253	430,166	2,205,923	(1,944)	874,110

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$919,020	$408,249	$2,081,784	$(1,144)	$656,474
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)**	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,962,296	$14,537,665	$—	$856,923	$2,680,856,582
Net Assets	$20,962,296	$14,537,665	$—	$856,923	$2,680,856,582

NET ASSETS, representing:
Accumulation units	$20,957,882	$14,537,665	$—	$856,923	$2,680,542,047
Contracts in payout (annuitization) period	4,414	—	—	—	314,535
	$20,962,296	$14,537,665	$—	$856,923	$2,680,856,582

Units outstanding	711,438	198,732	—	21,560	123,293,851

Portfolio shares held	880,769	732,007	—	91,846	108,317,438
Portfolio net asset value per share	$23.80	$19.86	$—	$9.33	$24.75
Investment in portfolio shares, at cost	$18,105,165	$13,764,355	$—	$939,842	$2,101,078,084

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	4/30/2024**	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$193,497	$3,344	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	259,891	208,106	905	13,052	33,506,890

NET INVESTMENT INCOME (LOSS)	(259,891)	(14,609)	2,439	(13,052)	(33,506,890)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	840,213	939,327	—	—	—
Net realized gain (loss) on shares redeemed	(606,236)	667,383	(19,075)	(6,878)	143,783,293
Net change in unrealized appreciation (depreciation) on investments	5,545,325	234,682	18,013	167,619	202,908,996
NET GAIN (LOSS) ON INVESTMENTS	5,779,302	1,841,392	(1,062)	160,741	346,692,289

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,519,411	$1,826,783	$1,377	$147,689	$313,185,399

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$978,761,339	$2,311,393,953	$55,281,714	$1,614,300	$12,985,234
Net Assets	$978,761,339	$2,311,393,953	$55,281,714	$1,614,300	$12,985,234

NET ASSETS, representing:
Accumulation units	$978,761,339	$2,311,393,953	$55,281,714	$1,614,300	$12,961,054
Contracts in payout (annuitization) period	—	—	—	—	24,180
	$978,761,339	$2,311,393,953	$55,281,714	$1,614,300	$12,985,234

Units outstanding	38,648,035	131,895,597	5,704,157	31,067	243,851

Portfolio shares held	33,902,367	260,585,564	5,849,917	58,766	443,940
Portfolio net asset value per share	$28.87	$8.87	$9.45	$27.47	$29.25
Investment in portfolio shares, at cost	$686,776,163	$2,190,470,618	$49,467,231	$1,593,158	$13,174,104

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	13,653,985	32,169,349	645,790	23,044	174,319

NET INVESTMENT INCOME (LOSS)	(13,653,985)	(32,169,349)	(645,790)	(23,044)	(174,319)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	76,712	611,383
Net realized gain (loss) on shares redeemed	79,188,257	104,168,480	1,597,014	(582)	(246,070)
Net change in unrealized appreciation (depreciation) on investments	27,836,305	(43,810,441)	965,642	230,972	2,197,533
NET GAIN (LOSS) ON INVESTMENTS	107,024,562	60,358,039	2,562,656	307,102	2,562,846

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$93,370,577	$28,188,690	$1,916,866	$284,058	$2,388,527
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)**	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$9,415,444	$—	$31,495,736	$14,862,280	$115,000
Net Assets	$9,415,444	$—	$31,495,736	$14,862,280	$115,000

NET ASSETS, representing:
Accumulation units	$9,388,234	$—	$31,495,736	$14,845,962	$115,000
Contracts in payout (annuitization) period	27,210	—	—	16,318	—
	$9,415,444	$—	$31,495,736	$14,862,280	$115,000

Units outstanding	256,160	—	1,410,203	514,437	11,016

Portfolio shares held	942,487	—	1,186,280	574,277	13,113
Portfolio net asset value per share	$9.99	$—	$26.55	$25.88	$8.77
Investment in portfolio shares, at cost	$10,412,891	$—	$20,424,313	$14,599,198	$132,374

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	4/30/2024**	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$136,067	$—	$280,089	$3,945

EXPENSES
Charges for mortality and expense risk,
and for administration	120,318	26,020	416,346	195,417	1,229

NET INVESTMENT INCOME (LOSS)	(120,318)	110,047	(416,346)	84,672	2,716

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	596,145	—
Net realized gain (loss) on shares redeemed	(169,770)	445,295	4,138,776	48,751	(5,251)
Net change in unrealized appreciation (depreciation) on investments	1,754,335	(513,879)	525,296	961,970	3,326
NET GAIN (LOSS) ON INVESTMENTS	1,584,565	(68,584)	4,664,072	1,606,866	(1,925)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,464,247	$41,463	$4,247,726	$1,691,538	$791

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Bond Portfolio 2023**	AST Bond Portfolio 2024**
ASSETS
Investment in the portfolios, at fair value	$6,884,836	$2,215,978	$4,998,021	$—	$—
Net Assets	$6,884,836	$2,215,978	$4,998,021	$—	$—

NET ASSETS, representing:
Accumulation units	$6,884,836	$2,215,978	$4,998,021	$—	$—
Contracts in payout (annuitization) period	—	—	—	—	—
	$6,884,836	$2,215,978	$4,998,021	$—	$—

Units outstanding	121,003	51,849	120,931	—	—

Portfolio shares held	140,622	82,593	186,077	—	—
Portfolio net asset value per share	$48.96	$26.83	$26.86	$—	$—
Investment in portfolio shares, at cost	$1,523,565	$2,054,724	$4,599,952	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Bond Portfolio 2023	AST Bond Portfolio 2024
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	1/2/2024**	12/31/2024**

INVESTMENT INCOME
Dividend income	$—	$6,213	$2,374	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	65,012	31,255	70,638	55	286,097

NET INVESTMENT INCOME (LOSS)	(65,012)	(25,042)	(68,264)	(55)	(286,097)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	225,295	496,885	—	—
Net realized gain (loss) on shares redeemed	503,756	3,549	32,443	3,851	2,182,900
Net change in unrealized appreciation (depreciation) on investments	1,226,994	78,257	169,095	(3,823)	(1,408,709)
NET GAIN (LOSS) ON INVESTMENTS	1,730,750	307,101	698,423	28	774,191

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,665,738	$282,059	$630,159	$(27)	$488,094

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$64,757,837	$2,500,155	$124,763	$150,116,835	$20,132,127
Net Assets	$64,757,837	$2,500,155	$124,763	$150,116,835	$20,132,127

NET ASSETS, representing:
Accumulation units	$64,757,837	$2,500,155	$124,763	$149,031,926	$20,132,127
Contracts in payout (annuitization) period	—	—	—	1,084,909	—
	$64,757,837	$2,500,155	$124,763	$150,116,835	$20,132,127

Units outstanding	2,090,155	242,616	8,595	4,443,710	1,708,541

Portfolio shares held	1,800,830	2,500,155	19,648	3,852,113	1,383,651
Portfolio net asset value per share	$35.96	$1.00	$6.35	$38.97	$14.55
Investment in portfolio shares, at cost	$50,433,843	$2,500,155	$144,809	$112,762,456	$19,447,136

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$125,547	$6,951	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	818,283	25,864	1,253	1,722,084	284,802

NET INVESTMENT INCOME (LOSS)	(818,283)	99,683	5,698	(1,722,084)	(284,802)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,340,679	—	(1,526)	3,729,705	343,019
Net change in unrealized appreciation (depreciation) on investments	4,775,852	—	1,677	26,057,230	555,349
NET GAIN (LOSS) ON INVESTMENTS	10,116,531	—	151	29,786,935	898,368

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,298,248	$99,683	$5,849	$28,064,851	$613,566

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$15,728,479	$34,672,627	$12,966,394	$49,529,755	$2,277,902
Net Assets	$15,728,479	$34,672,627	$12,966,394	$49,529,755	$2,277,902

NET ASSETS, representing:
Accumulation units	$15,728,479	$34,672,627	$12,957,983	$49,529,755	$2,277,902
Contracts in payout (annuitization) period	—	—	8,411	—	—
	$15,728,479	$34,672,627	$12,966,394	$49,529,755	$2,277,902

Units outstanding	1,539,932	3,560,702	1,207,682	5,016,876	239,219

Portfolio shares held	1,296,659	3,009,777	1,200,592	4,348,530	206,145
Portfolio net asset value per share	$12.13	$11.52	$10.80	$11.39	$11.05
Investment in portfolio shares, at cost	$15,321,504	$33,955,676	$14,431,256	$51,184,243	$2,132,876

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$178,361	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	280,312	709,635	185,631	963,215	65,386

NET INVESTMENT INCOME (LOSS)	(280,312)	(709,635)	(7,270)	(963,215)	(65,386)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(438,526)	(659,741)	(739,464)	(1,141,169)	20,234
Net change in unrealized appreciation (depreciation) on investments	1,152,724	2,046,040	1,394,228	2,454,228	23,362
NET GAIN (LOSS) ON INVESTMENTS	714,198	1,386,299	654,764	1,313,059	43,596

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$433,886	$676,664	$647,494	$349,844	$(21,790)

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$36,983,905	$29,450,958	$228,240	$1,842,351	$875,643
Net Assets	$36,983,905	$29,450,958	$228,240	$1,842,351	$875,643

NET ASSETS, representing:
Accumulation units	$36,983,905	$29,450,958	$228,240	$1,842,351	$875,643
Contracts in payout (annuitization) period	—	—	—	—	—
	$36,983,905	$29,450,958	$228,240	$1,842,351	$875,643

Units outstanding	3,674,456	3,456,954	15,601	195,295	63,273

Portfolio shares held	3,340,913	3,183,887	14,706	163,474	38,677
Portfolio net asset value per share	$11.07	$9.25	$15.52	$11.27	$22.64
Investment in portfolio shares, at cost	$39,710,619	$31,799,597	$228,460	$1,877,853	$862,800

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$3,357	$33,146	$17,758

EXPENSES
Charges for mortality and expense risk,
and for administration	620,840	490,827	4,853	13,686	10,839

NET INVESTMENT INCOME (LOSS)	(620,840)	(490,827)	(1,496)	19,460	6,919

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,318	—	38,090
Net realized gain (loss) on shares redeemed	(933,010)	(1,387,569)	39,967	972	(2,089)
Net change in unrealized appreciation (depreciation) on investments	1,286,713	1,334,839	(10,371)	(44,057)	1,421
NET GAIN (LOSS) ON INVESTMENTS	353,703	(52,730)	30,914	(43,085)	37,422

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(267,137)	$(543,557)	$29,418	$(23,625)	$44,341

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
ASSETS
Investment in the portfolios, at fair value	$3,783,168	$28,592,482	$9,159,290	$77,195,006	$33,085,458
Net Assets	$3,783,168	$28,592,482	$9,159,290	$77,195,006	$33,085,458

NET ASSETS, representing:
Accumulation units	$3,783,168	$28,592,482	$9,140,930	$76,904,267	$33,085,458
Contracts in payout (annuitization) period	—	—	18,360	290,739	—
	$3,783,168	$28,592,482	$9,159,290	$77,195,006	$33,085,458

Units outstanding	223,464	2,576,456	577,463	8,561,288	4,448,478

Portfolio shares held	180,065	2,859,248	117,382	6,631,873	4,188,033
Portfolio net asset value per share	$21.01	$10.00	$78.03	$11.64	$7.90
Investment in portfolio shares, at cost	$3,829,826	$28,592,481	$8,411,827	$75,888,564	$36,751,691

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$43,984	$1,360,613	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	41,068	437	118,008	1,053,458	631,466

NET INVESTMENT INCOME (LOSS)	2,916	1,360,176	(118,008)	(1,053,458)	(631,466)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	233,662	—	—	—	—
Net realized gain (loss) on shares redeemed	(24,012)	—	(9,078)	(855,571)	(2,261,459)
Net change in unrealized appreciation (depreciation) on investments	7,740	—	1,935,030	2,991,863	2,297,309
NET GAIN (LOSS) ON INVESTMENTS	217,390	—	1,925,952	2,136,292	35,850

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$220,306	$1,360,176	$1,807,944	$1,082,834	$(595,616)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2033	AST Bond Portfolio 2034	AST Bond Portfolio 2035
ASSETS
Investment in the portfolios, at fair value	$—	$337,423	$188,482
Net Assets	$—	$337,423	$188,482

NET ASSETS, representing:
Accumulation units	$—	$337,423	$188,482
Contracts in payout (annuitization) period	—	—	—
	$—	$337,423	$188,482

Units outstanding	—	34,676	19,712

Portfolio shares held	—	33,375	19,292
Portfolio net asset value per share	$8.17	$10.11	$9.77
Investment in portfolio shares, at cost	$—	$350,474	$195,795

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2033	AST Bond Portfolio 2034	AST Bond Portfolio 2035
	1/1/2024	1/1/2024	1/2/2024*
	to	to	to
	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,050	8,984	3,844

NET INVESTMENT INCOME (LOSS)	(1,050)	(8,984)	(3,844)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	21,895	(8,991)	(26,788)
Net change in unrealized appreciation (depreciation) on investments	(28,890)	(13,438)	(7,314)
NET GAIN (LOSS) ON INVESTMENTS	(6,995)	(22,429)	(34,102)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,045)	$(31,413)	$(37,946)

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(20,335,399)	$15,979,894	$(1,031,482)	$(8,319,346)	$(1,115,399)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	124,225,761	—	6,525,610	2,199,330	966,048
Net change in unrealized appreciation (depreciation) on investments	261,655,065	—	(551,612)	37,388,933	5,746,674
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	365,545,427	15,979,894	4,942,516	31,268,917	5,597,323

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,872,775	3,563,064	87,121	737,592	470,594
Annuity payments	(5,682,202)	(2,964,057)	(154,724)	(1,045,949)	(239,180)
Surrenders, withdrawals and death benefits	(156,546,261)	(533,283,211)	(9,858,487)	(74,488,935)	(8,387,726)
Net transfers between other subaccounts
or fixed rate option	199,209,695	514,147,706	(5,024,412)	(15,762,793)	(1,078,996)
Miscellaneous transactions	(67,216)	(78,628)	6,056	(2,202)	2,344
Other charges	(6,420,593)	(783,859)	(612,323)	(5,812,219)	(445,133)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	34,366,198	(19,398,985)	(15,556,769)	(96,374,506)	(9,678,097)

TOTAL INCREASE (DECREASE) IN NET ASSETS	399,911,625	(3,419,091)	(10,614,253)	(65,105,589)	(4,080,774)

NET ASSETS
Beginning of period	1,419,702,521	462,647,956	92,964,844	693,577,875	91,908,178
End of period	$1,819,614,146	$459,228,865	$82,350,591	$628,472,286	$87,827,404

Beginning units	20,426,528	39,949,477	1,541,233	27,195,832	3,153,842
Units issued	3,830,790	24,320,410	158,285	3,229,454	479,407
Units redeemed	(4,280,838)	(26,315,234)	(404,679)	(6,924,711)	(770,561)
Ending units	19,976,480	37,954,653	1,294,839	23,500,575	2,862,688

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/13/2024**	12/13/2024**	12/31/2024	12/13/2024**	12/31/2024

OPERATIONS
Net investment income (loss)	$(3,124,649)	$(3,613,674)	$(10,721,923)	$(3,133,709)	$(3,560,506)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	80,805,510	123,127,820	15,505,932	115,773,056	6,199,112
Net change in unrealized appreciation (depreciation) on investments	(46,113,389)	(70,577,625)	49,403,212	(76,762,085)	16,673,989
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	31,567,472	48,936,521	54,187,221	35,877,262	19,312,595

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	752,694	1,077,600	2,546,826	779,738	893,186
Annuity payments	(711,354)	(968,315)	(2,088,048)	(629,310)	(888,493)
Surrenders, withdrawals and death benefits	(24,110,562)	(31,759,599)	(74,691,309)	(24,043,735)	(26,717,671)
Net transfers between other subaccounts
or fixed rate option	(268,588,572)	(327,386,742)	240,544,741	(272,194,447)	254,383,691
Miscellaneous transactions	7,531	16,654	(53,331)	10,198	(95,958)
Other charges	(1,152,047)	(1,599,697)	(3,254,254)	(1,145,069)	(1,459,721)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(293,802,310)	(360,620,099)	163,004,625	(297,222,625)	226,115,034

TOTAL INCREASE (DECREASE) IN NET ASSETS	(262,234,838)	(311,683,578)	217,191,846	(261,345,363)	245,427,629

NET ASSETS
Beginning of period	262,234,838	311,683,578	764,191,186	261,345,363	257,185,134
End of period	$—	$—	$981,383,032	$—	$502,612,763

Beginning units	5,106,084	15,214,858	18,579,752	3,771,102	4,840,214
Units issued	365,295	722,992	5,747,999	217,604	4,452,866
Units redeemed	(5,471,379)	(15,937,850)	(3,090,627)	(3,988,706)	(1,030,585)
Ending units	—	—	21,237,124	—	8,262,495

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST International Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/6/2024**	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(831,483)	$(26,543,390)	$(1,503,437)	$(5,476,515)	$(45,732,815)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,337,268	561,159,408	9,053,008	25,939,086	276,994,805
Net change in unrealized appreciation (depreciation) on investments	(1,127,970)	(251,606,079)	(2,204,320)	(4,143,810)	171,052,498
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,377,815	283,009,939	5,345,251	16,318,761	402,314,488

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,157,755	2,124,476	1,309,627	476,878	2,708,257
Annuity payments	(214,939)	(2,727,198)	(86,637)	(842,422)	(2,866,736)
Surrenders, withdrawals and death benefits	(6,761,108)	(235,561,923)	(12,792,377)	(40,153,430)	(402,459,468)
Net transfers between other subaccounts
or fixed rate option	(2,078,427)	(2,270,538,858)	(1,604,440)	1,037,592	(50,257,121)
Miscellaneous transactions	2,198	(13,167)	(470)	7,591	(6,312)
Other charges	(619,679)	(16,040,487)	(977,344)	(1,780,778)	(20,681,378)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,514,200)	(2,522,757,157)	(14,151,641)	(41,254,569)	(473,562,758)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,136,385)	(2,239,747,218)	(8,806,390)	(24,935,808)	(71,248,270)

NET ASSETS
Beginning of period	73,314,168	2,239,747,218	129,280,428	405,074,671	3,301,240,302
End of period	$67,177,783	$—	$120,474,038	$380,138,863	$3,229,992,032

Beginning units	1,587,071	59,164,342	3,085,676	11,667,841	132,345,076
Units issued	361,740	2,197,794	286,379	810,165	2,060,207
Units redeemed	(544,225)	(61,362,136)	(612,547)	(1,957,661)	(19,473,587)
Ending units	1,404,586	—	2,759,508	10,520,345	114,931,696

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	AST Core Fixed Income Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(11,551,323)	$(28,387,031)	$(11,186,483)	$(4,453,679)	$(16,222,136)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	43,396,012	188,905,202	35,716,972	21,994,859	(12,561,182)
Net change in unrealized appreciation (depreciation) on investments	18,123,293	(28,732,528)	25,083,046	13,248,897	30,262,688
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	49,967,982	131,785,643	49,613,535	30,790,077	1,479,370

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	917,677	5,019,427	1,207,082	82,406	1,983,287
Annuity payments	(2,143,982)	(2,912,722)	(2,056,611)	(77,036)	(2,467,718)
Surrenders, withdrawals and death benefits	(92,341,342)	(237,360,596)	(103,162,599)	(34,941,076)	(139,958,068)
Net transfers between other subaccounts
or fixed rate option	(18,417,123)	2,199,636,508	(6,815,158)	(2,526,514)	93,265,783
Miscellaneous transactions	13,718	(25,635)	(741)	3,984	3,494
Other charges	(5,405,770)	(17,719,518)	(5,268,713)	(3,853,686)	(9,088,520)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(117,376,822)	1,946,637,464	(116,096,740)	(41,311,922)	(56,261,742)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,408,840)	2,078,423,107	(66,483,205)	(10,521,845)	(54,782,372)

NET ASSETS
Beginning of period	854,987,409	2,065,663,567	838,109,769	375,647,192	1,290,863,751
End of period	$787,578,569	$4,144,086,674	$771,626,564	$365,125,347	$1,236,081,379

Beginning units	54,708,009	91,293,401	46,769,209	19,350,209	98,670,593
Units issued	5,118,387	89,756,000	4,718,566	1,285,498	12,406,039
Units redeemed	(12,479,490)	(15,178,793)	(11,045,274)	(3,318,348)	(16,696,872)
Ending units	47,346,906	165,870,608	40,442,501	17,317,359	94,379,760

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(3,496)	$5,540	$(20,327)	$24,743	$47,491
Capital gains distributions received	189,809	—	—	—	31,150
Net realized gain (loss) on shares redeemed	(26,555)	(3,481)	18,301	1,013,991	(230,147)
Net change in unrealized appreciation (depreciation) on investments	(18,092)	85,443	251,656	(482,185)	48,930
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	141,666	87,502	249,630	556,549	(102,576)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,508	178	6,635	1,525	2,858
Annuity payments	—	—	(4,366)	(13)	(363)
Surrenders, withdrawals and death benefits	(15,263)	(4,538)	(473,343)	(175,915)	(47,701)
Net transfers between other subaccounts
or fixed rate option	(62,506)	(4,316)	195,777	(481,806)	(311,485)
Miscellaneous transactions	(6)	(92)	(5,766)	136	125
Other charges	(2,108)	(193)	(7,080)	(823)	(1,025)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(77,375)	(8,961)	(288,143)	(656,896)	(357,591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,291	78,541	(38,513)	(100,347)	(460,167)

NET ASSETS
Beginning of period	873,935	382,999	3,630,872	3,049,063	1,059,505
End of period	$938,226	$461,540	$3,592,359	$2,948,716	$599,338

Beginning units	28,255	5,580	167,046	277,989	1,385,134
Units issued	155	2	105,564	345,853	2,477,636
Units redeemed	(2,186)	(109)	(119,943)	(396,531)	(2,956,505)
Ending units	26,224	5,473	152,667	227,311	906,265

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(71,492)	$(32,605)	$(52,215)	$(90,637)	$(109,213)
Capital gains distributions received	2,414,027	3,120	—	645,223	710,825
Net realized gain (loss) on shares redeemed	(1,566,214)	46,215	2,333,132	2,909,316	433,589
Net change in unrealized appreciation (depreciation) on investments	(821,979)	(94,847)	608,576	(738,842)	492,273
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(45,658)	(78,117)	2,889,493	2,725,060	1,527,474

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,440	15,649	547,134	14,702	5,228
Annuity payments	(57,132)	(7,418)	(13)	(257,118)	—
Surrenders, withdrawals and death benefits	(551,627)	(473,815)	(961,252)	(1,879,112)	(498,944)
Net transfers between other subaccounts
or fixed rate option	(544,731)	(96,283)	156,509	(168,328)	(539,734)
Miscellaneous transactions	103	77	(396)	546	155
Other charges	(2,133)	(3,194)	(2,499)	(12,902)	(56,449)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,149,080)	(564,984)	(260,517)	(2,302,212)	(1,089,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,194,738)	(643,101)	2,628,976	422,848	437,730

NET ASSETS
Beginning of period	5,924,300	4,222,639	6,628,644	13,517,406	7,582,244
End of period	$4,729,562	$3,579,538	$9,257,620	$13,940,254	$8,019,974

Beginning units	138,930	137,287	137,722	393,327	228,049
Units issued	50,556	30,734	116,861	776,882	80,811
Units redeemed	(76,847)	(48,303)	(120,411)	(830,553)	(112,772)
Ending units	112,639	119,718	134,172	339,656	196,088

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$6,268	$97,491	$27,819	$(104,595)	$51,149
Capital gains distributions received	1,956,866	482,863	156,741	808,163	—
Net realized gain (loss) on shares redeemed	(1,248,048)	331,452	171,263	85,670	60,487
Net change in unrealized appreciation (depreciation) on investments	(219,101)	(646,116)	(213,400)	1,289,378	(466,885)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	495,985	265,690	142,423	2,078,616	(355,249)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,477	1,085,056	2,284	10,029	4,840
Annuity payments	(6,733)	(40,361)	(4,657)	(4,460)	(240,621)
Surrenders, withdrawals and death benefits	(326,483)	(715,521)	(464,867)	(1,079,219)	(262,123)
Net transfers between other subaccounts
or fixed rate option	(364,006)	(1,567,602)	(652,412)	336,174	(307,078)
Miscellaneous transactions	161	180	—	(9,641)	439
Other charges	(43,468)	(9,267)	(11,876)	(52,453)	(5,140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(736,052)	(1,247,515)	(1,131,528)	(799,570)	(809,683)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(240,067)	(981,825)	(989,105)	1,279,046	(1,164,932)

NET ASSETS
Beginning of period	5,928,605	9,473,609	4,760,286	8,227,915	3,362,356
End of period	$5,688,538	$8,491,784	$3,771,181	$9,506,961	$2,197,424

Beginning units	210,920	376,853	305,520	463,767	241,662
Units issued	69,925	362,836	59,964	177,754	314,423
Units redeemed	(94,977)	(414,118)	(130,333)	(216,115)	(376,061)
Ending units	185,868	325,571	235,151	425,406	180,024

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(253,052)	$78,221	$(70,146)	$(71,572)	$43,558
Capital gains distributions received	859,216	—	777,816	116,718	460,802
Net realized gain (loss) on shares redeemed	(406,564)	(39,133)	253,382	438,333	865,565
Net change in unrealized appreciation (depreciation) on investments	(230,152)	57,350	(214,275)	1,003,178	(612,902)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(30,552)	96,438	746,777	1,486,657	757,023

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,689	2,732	2,744	1,880	1,913
Annuity payments	(6,242)	(13,715)	(118)	(291)	(7,505)
Surrenders, withdrawals and death benefits	(2,142,566)	(201,968)	(604,753)	(205,202)	(350,965)
Net transfers between other subaccounts
or fixed rate option	716,576	(85,225)	(261,291)	(78,237)	(1,359,015)
Miscellaneous transactions	336	(310)	6	270	1,493
Other charges	(120,013)	(996)	(29,879)	(1,463)	(7,251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,548,220)	(299,482)	(893,291)	(283,043)	(1,721,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,578,772)	(203,044)	(146,514)	1,203,614	(964,307)

NET ASSETS
Beginning of period	18,416,449	2,152,308	6,075,245	5,568,954	3,694,770
End of period	$16,837,677	$1,949,264	$5,928,731	$6,772,568	$2,730,463

Beginning units	525,764	98,362	166,351	51,845	187,671
Units issued	115,621	11,488	51,562	16,626	117,476
Units redeemed	(159,810)	(24,549)	(75,085)	(19,174)	(193,182)
Ending units	481,575	85,301	142,828	49,297	111,965

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$163,692	$(164,262)	$(93,735)	$(16,784)	$5,077
Capital gains distributions received	—	460,941	363,096	134,027	134,757
Net realized gain (loss) on shares redeemed	1,249,215	1,511,706	244,847	(101,148)	(897,953)
Net change in unrealized appreciation (depreciation) on investments	(1,257,186)	(682,673)	45,831	2,347	861,541
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	155,721	1,125,712	560,039	18,442	103,422

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,542	2,088	7,112	1,907	12,142
Annuity payments	(118,082)	(80,496)	(7,358)	—	(24,697)
Surrenders, withdrawals and death benefits	(591,479)	(1,319,941)	(754,135)	(339,248)	(548,665)
Net transfers between other subaccounts
or fixed rate option	(2,446,522)	320,718	(214,450)	134,551	(142,135)
Miscellaneous transactions	348	(81)	102	(215)	(421)
Other charges	(11,406)	(55,491)	(32,307)	(1,590)	(17,640)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,154,599)	(1,133,203)	(1,001,036)	(204,595)	(721,416)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,998,878)	(7,491)	(440,997)	(186,153)	(617,994)

NET ASSETS
Beginning of period	10,184,075	11,362,622	9,310,774	1,436,385	4,548,459
End of period	$7,185,197	$11,355,131	$8,869,777	$1,250,232	$3,930,465

Beginning units	1,092,183	327,943	265,043	78,455	146,928
Units issued	2,862,354	255,303	220,023	68,579	85,310
Units redeemed	(3,207,656)	(294,674)	(257,188)	(80,895)	(105,679)
Ending units	746,881	288,572	227,878	66,139	126,559

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$59,040	$(256,122)	$(181,077)	$(139,500)	$4,412
Capital gains distributions received	892,451	3,290,236	970,547	448,579	—
Net realized gain (loss) on shares redeemed	(694,623)	4,590,581	6,354,736	322,607	(11,073)
Net change in unrealized appreciation (depreciation) on investments	7,141	(2,303,832)	(1,003,979)	(168,293)	1,785
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	264,009	5,320,863	6,140,227	463,393	(4,876)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,912	32,329	2,646	5,925	18
Annuity payments	(21,938)	(193,052)	(27)	(34,700)	—
Surrenders, withdrawals and death benefits	(193,725)	(1,898,966)	(1,038,772)	(954,589)	16,686
Net transfers between other subaccounts
or fixed rate option	(102,853)	(1,043,871)	3,692,946	(63,318)	(17,986)
Miscellaneous transactions	(20)	(3,800)	34,901	(833)	108
Other charges	(5,433)	(21,520)	(2,382)	(47,403)	(43)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(321,057)	(3,128,880)	2,689,312	(1,094,918)	(1,217)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,048)	2,191,983	8,829,539	(631,525)	(6,093)

NET ASSETS
Beginning of period	1,825,966	25,324,876	8,549,406	10,132,274	47,479
End of period	$1,768,918	$27,516,859	$17,378,945	$9,500,749	$41,386

Beginning units	1,276,124	539,932	156,168	261,184	71,972
Units issued	3,153,086	385,426	267,759	98,839	1,140,048
Units redeemed	(3,350,326)	(439,539)	(234,897)	(129,513)	(1,141,068)
Ending units	1,078,884	485,819	189,030	230,510	70,952
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$30,402	$10,612	$(69,601)	$(102,551)	$(64,341)
Capital gains distributions received	—	—	39,863	640,700	—
Net realized gain (loss) on shares redeemed	(175,086)	(47,271)	131,150	841,930	894,990
Net change in unrealized appreciation (depreciation) on investments	29,430	36,091	99,205	88,600	353,899
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(115,254)	(568)	200,617	1,468,679	1,184,548

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,107	213	19,484	5,890	9,421
Annuity payments	(359)	—	(7,162)	(77,743)	—
Surrenders, withdrawals and death benefits	12,202	5,566	(674,983)	(865,465)	(455,538)
Net transfers between other subaccounts
or fixed rate option	(278,531)	(115,028)	(358,583)	(300,221)	639,278
Miscellaneous transactions	121	17	4,325	(223)	(31)
Other charges	(1,303)	(108)	(29,987)	(2,630)	(27,804)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(266,763)	(109,340)	(1,046,906)	(1,240,392)	165,326

TOTAL INCREASE (DECREASE) IN NET ASSETS	(382,017)	(109,908)	(846,289)	228,287	1,349,874

NET ASSETS
Beginning of period	889,967	262,650	7,493,234	8,818,346	3,299,597
End of period	$507,950	$152,742	$6,646,945	$9,046,633	$4,649,471

Beginning units	4,939,310	416,156	252,265	230,446	274,575
Units issued	9,360,757	3,139,561	99,313	65,240	303,814
Units redeemed	(10,934,230)	(3,288,465)	(135,946)	(97,948)	(297,599)
Ending units	3,365,837	267,252	215,632	197,738	280,790
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(35,816)	$(522,589)	$(23,828)	$24,999	$(255,789)
Capital gains distributions received	—	—	—	—	352,044
Net realized gain (loss) on shares redeemed	1,235,161	8,378,942	1,134,778	(105,380)	1,389,016
Net change in unrealized appreciation (depreciation) on investments	(487,908)	15,520,743	(803,064)	1,984,785	3,337,524
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	711,437	23,377,096	307,886	1,904,404	4,822,795

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,274	43,174	2,397	17,420	20,064
Annuity payments	(1,245)	(201,362)	(11,939)	(174,860)	(2,838)
Surrenders, withdrawals and death benefits	(892,544)	(3,395,957)	(647,287)	(985,883)	(1,885,415)
Net transfers between other subaccounts
or fixed rate option	(1,055,829)	(4,122,757)	(1,106,257)	104,523	707,130
Miscellaneous transactions	(186)	(25,893)	968	(228)	(1,494)
Other charges	(3,512)	(14,194)	(1,595)	(54,213)	(81,973)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,948,042)	(7,716,989)	(1,763,713)	(1,093,241)	(1,244,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,236,605)	15,660,107	(1,455,827)	811,163	3,578,269

NET ASSETS
Beginning of period	7,009,960	64,197,565	4,305,416	10,225,316	16,042,134
End of period	$5,773,355	$79,857,672	$2,849,589	$11,036,479	$19,620,403

Beginning units	125,500	1,864,486	162,604	390,622	400,135
Units issued	182,249	192,583	553,519	141,211	241,453
Units redeemed	(221,058)	(439,992)	(616,723)	(180,360)	(267,756)
Ending units	86,691	1,617,077	99,400	351,473	373,832
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(111,233)	$(21,917)	$(124,139)	$800	$(217,636)
Capital gains distributions received	1,358,315	—	201,282	—	—
Net realized gain (loss) on shares redeemed	478,546	217,378	949,486	(579)	159,262
Net change in unrealized appreciation (depreciation) on investments	(806,608)	212,788	1,055,155	(1,365)	714,848
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	919,020	408,249	2,081,784	(1,144)	656,474

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,223	2,682	19,911	6	30,602
Annuity payments	(5,476)	(45,036)	(41,361)	—	(366,270)
Surrenders, withdrawals and death benefits	(831,244)	(109,153)	(1,087,422)	(71)	(2,082,499)
Net transfers between other subaccounts
or fixed rate option	454,510	(52,165)	(339,405)	886	(406,760)
Miscellaneous transactions	(2,357)	(240)	(162)	(5)	(1,934)
Other charges	(40,815)	(1,524)	(9,360)	(5)	(15,608)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(422,159)	(205,436)	(1,457,799)	811	(2,842,469)

TOTAL INCREASE (DECREASE) IN NET ASSETS	496,861	202,813	623,985	(333)	(2,185,995)

NET ASSETS
Beginning of period	10,293,601	1,383,080	9,805,788	7,020	17,162,161
End of period	$10,790,462	$1,585,893	$10,429,773	$6,687	$14,976,166

Beginning units	398,412	45,762	223,485	8,266	419,693
Units issued	151,975	1,020	651	1,434	10,404
Units redeemed	(165,671)	(6,693)	(29,662)	(501)	(74,383)
Ending units	384,716	40,089	194,474	9,199	355,714
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	4/30/2024**	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(259,891)	$(14,609)	$2,439	$(13,052)	$(33,506,890)
Capital gains distributions received	840,213	939,327	—	—	—
Net realized gain (loss) on shares redeemed	(606,236)	667,383	(19,075)	(6,878)	143,783,293
Net change in unrealized appreciation (depreciation) on investments	5,545,325	234,682	18,013	167,619	202,908,996
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,519,411	1,826,783	1,377	147,689	313,185,399

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,729	11,024	1,427	1,424	1,177,273
Annuity payments	(128,609)	(80,957)	—	—	(2,267,955)
Surrenders, withdrawals and death benefits	(1,747,936)	(554,067)	(14,885)	(165,862)	(268,409,043)
Net transfers between other subaccounts
or fixed rate option	(748,519)	(821,445)	(181,923)	(37,333)	(21,877,593)
Miscellaneous transactions	(201)	(151)	13	437	(63,283)
Other charges	(15,406)	(3,014)	(16)	(357)	(25,206,698)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,599,942)	(1,448,610)	(195,384)	(201,691)	(316,647,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,919,469	378,173	(194,007)	(54,002)	(3,461,900)

NET ASSETS
Beginning of period	18,042,827	14,159,492	194,007	910,925	2,684,318,482
End of period	$20,962,296	$14,537,665	$—	$856,923	$2,680,856,582

Beginning units	810,212	219,391	17,072	26,820	138,758,842
Units issued	14,911	300	174	118	9,775,784
Units redeemed	(113,685)	(20,959)	(17,246)	(5,378)	(25,240,775)
Ending units	711,438	198,732	—	21,560	123,293,851

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(13,653,985)	$(32,169,349)	$(645,790)	$(23,044)	$(174,319)
Capital gains distributions received	—	—	—	76,712	611,383
Net realized gain (loss) on shares redeemed	79,188,257	104,168,480	1,597,014	(582)	(246,070)
Net change in unrealized appreciation (depreciation) on investments	27,836,305	(43,810,441)	965,642	230,972	2,197,533
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	93,370,577	28,188,690	1,916,866	284,058	2,388,527

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	588,228	10	4,984	2,324	16,316
Annuity payments	(1,716,519)	(2,161,408)	(28,713)	—	(16,493)
Surrenders, withdrawals and death benefits	(117,613,604)	(271,927,179)	(5,182,111)	(225,253)	(1,528,227)
Net transfers between other subaccounts
or fixed rate option	(22,427,158)	(120,874,621)	426,568	(80,700)	(502,338)
Miscellaneous transactions	1,142	(29,938)	508	308	131
Other charges	(7,240,458)	(35,869,214)	(628,604)	(705)	(11,240)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(148,408,369)	(430,862,350)	(5,407,368)	(304,026)	(2,041,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,037,792)	(402,673,660)	(3,490,502)	(19,968)	346,676

NET ASSETS
Beginning of period	1,033,799,131	2,714,067,613	58,772,216	1,634,268	12,638,558
End of period	$978,761,339	$2,311,393,953	$55,281,714	$1,614,300	$12,985,234

Beginning units	44,733,006	155,507,385	6,278,240	37,517	278,807
Units issued	1,157,203	68,308,724	1,225,224	51	10,194
Units redeemed	(7,242,174)	(91,920,512)	(1,799,307)	(6,501)	(45,150)
Ending units	38,648,035	131,895,597	5,704,157	31,067	243,851
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	4/30/2024**	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(120,318)	$110,047	$(416,346)	$84,672	$2,716
Capital gains distributions received	—	—	—	596,145	—
Net realized gain (loss) on shares redeemed	(169,770)	445,295	4,138,776	48,751	(5,251)
Net change in unrealized appreciation (depreciation) on investments	1,754,335	(513,879)	525,296	961,970	3,326
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,464,247	41,463	4,247,726	1,691,538	791

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,821	8,001	70,182	19,849	178
Annuity payments	(92,958)	(52,103)	—	(62,426)	—
Surrenders, withdrawals and death benefits	(788,181)	(257,429)	(8,466,464)	(1,416,117)	(11,732)
Net transfers between other subaccounts
or fixed rate option	(70,237)	(6,147,778)	(396,260)	(430,105)	(4,972)
Miscellaneous transactions	(399)	22	1,882	(1,950)	(313)
Other charges	(8,909)	(2,542)	(12,193)	(12,790)	(103)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(949,863)	(6,451,829)	(8,802,853)	(1,903,539)	(16,942)

TOTAL INCREASE (DECREASE) IN NET ASSETS	514,384	(6,410,366)	(4,555,127)	(212,001)	(16,151)

NET ASSETS
Beginning of period	8,901,060	6,410,366	36,050,863	15,074,281	131,151
End of period	$9,415,444	$—	$31,495,736	$14,862,280	$115,000

Beginning units	283,991	299,487	1,802,310	584,521	12,633
Units issued	18,160	5,078	40,940	35,987	1,276
Units redeemed	(45,991)	(304,565)	(433,047)	(106,071)	(2,893)
Ending units	256,160	—	1,410,203	514,437	11,016

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Bond Portfolio 2023	AST Bond Portfolio 2024
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	1/2/2024**	12/31/2024**

OPERATIONS
Net investment income (loss)	$(65,012)	$(25,042)	$(68,264)	$(55)	$(286,097)
Capital gains distributions received	—	225,295	496,885	—	—
Net realized gain (loss) on shares redeemed	503,756	3,549	32,443	3,851	2,182,900
Net change in unrealized appreciation (depreciation) on investments	1,226,994	78,257	169,095	(3,823)	(1,408,709)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,665,738	282,059	630,159	(27)	488,094

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,559	4,627	1,681	—	—
Annuity payments	(4,982)	—	(52,391)	—	—
Surrenders, withdrawals and death benefits	(403,149)	(133,368)	(286,396)	—	(2,802,414)
Net transfers between other subaccounts
or fixed rate option	(49,758)	3,063	(202,458)	(272,928)	(38,100,530)
Miscellaneous transactions	(1,422)	(1)	(183)	(4)	100
Other charges	(2,150)	(3,677)	(2,038)	(141)	(17,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(458,902)	(129,356)	(541,785)	(273,073)	(40,920,576)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,206,836	152,703	88,374	(273,100)	(40,432,482)

NET ASSETS
Beginning of period	5,678,000	2,063,275	4,909,647	273,100	40,432,482
End of period	$6,884,836	$2,215,978	$4,998,021	$—	$—

Beginning units	129,742	54,901	134,745	26,360	4,054,049
Units issued	1,433	940	478	232	283,128
Units redeemed	(10,172)	(3,992)	(14,292)	(26,592)	(4,337,177)
Ending units	121,003	51,849	120,931	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(818,283)	$99,683	$5,698	$(1,722,084)	$(284,802)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,340,679	—	(1,526)	3,729,705	343,019
Net change in unrealized appreciation (depreciation) on investments	4,775,852	—	1,677	26,057,230	555,349
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,298,248	99,683	5,849	28,064,851	613,566

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,417	1,409	55	784,006	—
Annuity payments	(42,423)	(1,336)	—	(365,817)	—
Surrenders, withdrawals and death benefits	(7,508,354)	(553,536)	(3,907)	(13,687,200)	(1,876,679)
Net transfers between other subaccounts
or fixed rate option	162,431	270,111	—	9,013,801	18,568,802
Miscellaneous transactions	(1,655)	(210)	—	20,580	(128)
Other charges	(547,906)	(1,552)	(21)	(811,892)	(3,539)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,921,490)	(285,114)	(3,873)	(5,046,522)	16,688,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,376,758	(185,431)	1,976	23,018,329	17,302,022

NET ASSETS
Beginning of period	63,381,079	2,685,586	122,787	127,098,506	2,830,105
End of period	$64,757,837	$2,500,155	$124,763	$150,116,835	$20,132,127

Beginning units	2,353,651	270,879	8,868	4,607,491	249,967
Units issued	323,803	30,925	4	683,626	2,348,025
Units redeemed	(587,299)	(59,188)	(277)	(847,407)	(889,451)
Ending units	2,090,155	242,616	8,595	4,443,710	1,708,541

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(280,312)	$(709,635)	$(7,270)	$(963,215)	$(65,386)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(438,526)	(659,741)	(739,464)	(1,141,169)	20,234
Net change in unrealized appreciation (depreciation) on investments	1,152,724	2,046,040	1,394,228	2,454,228	23,362
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	433,886	676,664	647,494	349,844	(21,790)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5	50,087	—	—
Annuity payments	—	—	(85,949)	(103,768)	—
Surrenders, withdrawals and death benefits	(3,160,852)	(3,942,721)	(1,517,503)	(8,801,322)	(282,630)
Net transfers between other subaccounts
or fixed rate option	(370,859)	(2,360,149)	(612,416)	(1,949,910)	(766,410)
Miscellaneous transactions	16	(468)	(974)	2,450	(52)
Other charges	(12,065)	(14,348)	(15,284)	(21,876)	(669)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,543,760)	(6,317,681)	(2,182,039)	(10,874,426)	(1,049,761)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,109,874)	(5,641,017)	(1,534,545)	(10,524,582)	(1,071,551)

NET ASSETS
Beginning of period	18,838,353	40,313,644	14,500,939	60,054,337	3,349,453
End of period	$15,728,479	$34,672,627	$12,966,394	$49,529,755	$2,277,902

Beginning units	1,901,329	4,226,660	1,412,662	6,127,009	350,329
Units issued	168,461	243,798	93,753	58,130	7,606
Units redeemed	(529,858)	(909,756)	(298,733)	(1,168,263)	(118,716)
Ending units	1,539,932	3,560,702	1,207,682	5,016,876	239,219

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(620,840)	$(490,827)	$(1,496)	$19,460	$6,919
Capital gains distributions received	—	—	1,318	—	38,090
Net realized gain (loss) on shares redeemed	(933,010)	(1,387,569)	39,967	972	(2,089)
Net change in unrealized appreciation (depreciation) on investments	1,286,713	1,334,839	(10,371)	(44,057)	1,421
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(267,137)	(543,557)	29,418	(23,625)	44,341

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	2	—	1,741
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,693,961)	(6,587,501)	(10,957)	(43,984)	(39,918)
Net transfers between other subaccounts
or fixed rate option	(312,484)	3,626,214	(6,633)	1,260,908	87,357
Miscellaneous transactions	(185)	(1,955)	19	(9)	(236)
Other charges	(23,516)	(17,473)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,030,146)	(2,980,715)	(17,569)	1,216,915	48,944

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,297,283)	(3,524,272)	11,849	1,193,290	93,285

NET ASSETS
Beginning of period	42,281,188	32,975,230	216,391	649,061	782,358
End of period	$36,983,905	$29,450,958	$228,240	$1,842,351	$875,643

Beginning units	4,174,676	3,812,352	15,877	69,487	59,956
Units issued	132,997	893,586	46,963	214,923	70,789
Units redeemed	(633,217)	(1,248,984)	(47,239)	(89,115)	(67,472)
Ending units	3,674,456	3,456,954	15,601	195,295	63,273

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$2,916	$1,360,176	$(118,008)	$(1,053,458)	$(631,466)
Capital gains distributions received	233,662	—	—	—	—
Net realized gain (loss) on shares redeemed	(24,012)	—	(9,078)	(855,571)	(2,261,459)
Net change in unrealized appreciation (depreciation) on investments	7,740	—	1,935,030	2,991,863	2,297,309
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	220,306	1,360,176	1,807,944	1,082,834	(595,616)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	58,749	3,517,244	9,450	116,887	—
Annuity payments	—	—	(33,628)	(203,640)	—
Surrenders, withdrawals and death benefits	(307,688)	(17,284,301)	(567,656)	(9,675,718)	(15,938,937)
Net transfers between other subaccounts
or fixed rate option	938,012	16,293,133	(429,107)	7,923,909	(976,246)
Miscellaneous transactions	2,121	(228)	821	(5,676)	11,035
Other charges	—	(5,786)	(11,109)	(348,036)	(19,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	691,194	2,520,062	(1,031,229)	(2,192,274)	(16,923,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	911,500	3,880,238	776,715	(1,109,440)	(17,518,876)

NET ASSETS
Beginning of period	2,871,668	24,712,244	8,382,575	78,304,446	50,604,334
End of period	$3,783,168	$28,592,482	$9,159,290	$77,195,006	$33,085,458

Beginning units	186,416	2,332,662	648,052	8,799,838	6,649,309
Units issued	280,311	3,413,702	15,298	1,700,595	49,754
Units redeemed	(243,263)	(3,169,908)	(85,887)	(1,939,145)	(2,250,585)
Ending units	223,464	2,576,456	577,463	8,561,288	4,448,478

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2033	AST Bond Portfolio 2034	AST Bond Portfolio 2035
	1/1/2024	1/1/2024	1/2/2024*
	to	to	to
	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,050)	$(8,984)	$(3,844)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	21,895	(8,991)	(26,788)
Net change in unrealized appreciation (depreciation) on investments	(28,890)	(13,438)	(7,314)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,045)	(31,413)	(37,946)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(171,210)	(197,971)	(7,434)
Net transfers between other subaccounts
or fixed rate option	(64,219)	538,777	233,889
Miscellaneous transactions	(2)	839	—
Other charges	(20)	(677)	(27)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(235,451)	340,968	226,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	(243,496)	309,555	188,482

NET ASSETS
Beginning of period	243,496	27,868	—
End of period	$—	$337,423	$188,482

Beginning units	30,344	2,722	—
Units issued	1,052	229,916	143,035
Units redeemed	(31,396)	(197,962)	(123,323)
Ending units	—	34,676	19,712

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(17,360,048)	$16,069,494	$(1,015,351)	$(8,222,758)	$(1,067,239)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,122,158	—	6,463,832	(29,181,823)	(1,861,103)
Net change in unrealized appreciation (depreciation) on investments	404,075,092	—	2,428,425	88,550,277	10,326,956
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	451,837,202	16,069,494	7,876,906	51,145,696	7,398,614

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,515,814	2,777,022	120,484	565,684	371,936
Annuity payments	(3,444,930)	(2,760,137)	(194,369)	(491,476)	(267,312)
Surrenders, withdrawals and death benefits	(105,819,768)	(525,254,657)	(7,069,900)	(57,544,520)	(8,285,792)
Net transfers between other subaccounts
or fixed rate option	(80,413,857)	457,989,447	18,465,720	82,534,676	309,204
Miscellaneous transactions	43,412	(14,736)	8,464	9,969	(8,414)
Other charges	(6,038,776)	(932,789)	(596,840)	(5,734,483)	(437,378)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(194,158,105)	(68,195,850)	10,733,559	19,339,850	(8,317,756)

TOTAL INCREASE (DECREASE) IN NET ASSETS	257,679,097	(52,126,356)	18,610,465	70,485,546	(919,142)

NET ASSETS
Beginning of period	1,162,023,424	514,774,312	74,354,379	623,092,329	92,827,320
End of period	$1,419,702,521	$462,647,956	$92,964,844	$693,577,875	$91,908,178

Beginning units	23,871,423	45,383,265	1,372,001	26,683,823	3,490,762
Units issued	1,915,720	26,209,362	679,186	12,713,090	1,382,341
Units redeemed	(5,360,615)	(31,643,150)	(509,954)	(12,201,081)	(1,719,261)
Ending units	20,426,528	39,949,477	1,541,233	27,195,832	3,153,842
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,160,948)	$(3,555,368)	$(10,303,506)	$(3,126,724)	$(3,126,590)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,358,350	24,730,945	(3,216,809)	20,249,873	13,646,722
Net change in unrealized appreciation (depreciation) on investments	13,857,459	32,976,810	71,543,741	8,124,030	24,734,492
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,054,861	54,152,387	58,023,426	25,247,179	35,254,624

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	441,248	614,309	1,485,929	481,424	332,965
Annuity payments	(705,095)	(737,053)	(1,564,583)	(568,980)	(921,694)
Surrenders, withdrawals and death benefits	(20,302,676)	(23,333,058)	(62,144,743)	(20,594,553)	(19,586,110)
Net transfers between other subaccounts
or fixed rate option	2,792,417	5,647,829	(5,015,383)	4,836,217	9,176,758
Miscellaneous transactions	5,478	3,731	(7,628)	18,331	6,262
Other charges	(1,201,364)	(1,653,841)	(3,227,086)	(1,183,417)	(1,302,538)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,969,992)	(19,458,083)	(70,473,494)	(17,010,978)	(12,294,357)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,084,869	34,694,304	(12,450,068)	8,236,201	22,960,267

NET ASSETS
Beginning of period	252,149,969	276,989,274	776,641,254	253,109,162	234,224,867
End of period	$262,234,838	$311,683,578	$764,191,186	$261,345,363	$257,185,134

Beginning units	5,518,632	16,392,744	20,469,313	4,008,170	5,086,073
Units issued	849,945	1,814,304	2,313,107	694,227	897,417
Units redeemed	(1,262,493)	(2,992,190)	(4,202,668)	(931,295)	(1,143,276)
Ending units	5,106,084	15,214,858	18,579,752	3,771,102	4,840,214
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST International Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(822,142)	$(27,256,286)	$(1,460,040)	$(4,849,112)	$(43,085,823)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,915,290	130,307,875	8,707,662	30,519,888	240,617,148
Net change in unrealized appreciation (depreciation) on investments	(9,902,187)	199,260,312	7,336,218	25,304,322	282,597,611
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	190,961	302,311,901	14,583,840	50,975,098	480,128,936

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	215,402	3,280,135	261,858	457,909	2,688,787
Annuity payments	(96,716)	(1,955,250)	(202,602)	(793,010)	(3,350,577)
Surrenders, withdrawals and death benefits	(4,934,515)	(186,963,760)	(10,276,542)	(29,057,558)	(290,051,848)
Net transfers between other subaccounts
or fixed rate option	1,194,273	38,774,484	3,973,432	173,617,723	132,794,537
Miscellaneous transactions	405	21,695	441	(554)	(13,874)
Other charges	(604,460)	(17,271,929)	(990,266)	(1,561,761)	(20,843,337)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,225,611)	(164,114,625)	(7,233,679)	142,662,749	(178,776,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,034,650)	138,197,276	7,350,161	193,637,847	301,352,624

NET ASSETS
Beginning of period	77,348,818	2,101,549,942	121,930,267	211,436,824	2,999,887,678
End of period	$73,314,168	$2,239,747,218	$129,280,428	$405,074,671	$3,301,240,302

Beginning units	1,663,092	64,240,350	3,281,197	7,178,522	140,205,853
Units issued	728,608	10,092,486	608,538	6,979,675	14,216,060
Units redeemed	(804,629)	(15,168,494)	(804,059)	(2,490,356)	(22,076,837)
Ending units	1,587,071	59,164,342	3,085,676	11,667,841	132,345,076
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	AST Core Fixed Income Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(11,745,216)	$(25,417,122)	$(11,365,682)	$(4,171,659)	$(15,945,519)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	57,614,264	198,150,292	51,266,874	27,284,010	(41,236,219)
Net change in unrealized appreciation (depreciation) on investments	21,541,563	90,346,605	37,502,747	17,321,225	112,336,739
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	67,410,611	263,079,775	77,403,939	40,433,576	55,155,001

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	494,284	4,692,679	1,389,234	130,614	2,129,843
Annuity payments	(843,406)	(3,239,406)	(1,524,260)	(216,491)	(2,869,444)
Surrenders, withdrawals and death benefits	(80,273,330)	(179,231,818)	(86,682,437)	(26,356,947)	(110,256,549)
Net transfers between other subaccounts
or fixed rate option	17,733,385	19,125,518	8,269,741	10,284,437	95,205,929
Miscellaneous transactions	3,741	(7,742)	10,525	(3,055)	(16,703)
Other charges	(5,289,766)	(16,545,074)	(5,250,557)	(3,765,134)	(8,965,955)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(68,175,092)	(175,205,843)	(83,787,754)	(19,926,576)	(24,772,879)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(764,481)	87,873,932	(6,383,815)	20,507,000	30,382,122

NET ASSETS
Beginning of period	855,751,890	1,977,789,635	844,493,584	355,140,192	1,260,481,629
End of period	$854,987,409	$2,065,663,567	$838,109,769	$375,647,192	$1,290,863,751

Beginning units	59,781,497	100,027,286	52,057,695	20,610,378	101,388,501
Units issued	15,345,900	11,278,670	12,682,299	4,873,154	24,056,221
Units redeemed	(20,419,388)	(20,012,555)	(17,970,785)	(6,133,323)	(26,774,129)
Ending units	54,708,009	91,293,401	46,769,209	19,350,209	98,670,593
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(399)	$(3,532)	$(47,266)	$3,249	$(11,642)
Capital gains distributions received	84,749	—	160,387	—	—
Net realized gain (loss) on shares redeemed	(36,774)	(7,422)	(1,402,718)	(445,649)	(129,011)
Net change in unrealized appreciation (depreciation) on investments	164,517	90,164	1,398,858	632,748	(111,452)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	212,093	79,210	109,261	190,348	(252,105)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,500	171	55,097	1,420	3,457
Annuity payments	(2,322)	—	(83,455)	—	(480)
Surrenders, withdrawals and death benefits	(34,423)	(9,422)	(353,606)	(194,842)	(94,417)
Net transfers between other subaccounts
or fixed rate option	(9,795)	—	(156,399)	516,338	(279,403)
Miscellaneous transactions	—	—	1,023	(25)	35
Other charges	(2,018)	(255)	(8,246)	(869)	(1,356)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(46,058)	(9,506)	(545,586)	322,022	(372,164)

TOTAL INCREASE (DECREASE) IN NET ASSETS	166,035	69,704	(436,325)	512,370	(624,269)

NET ASSETS
Beginning of period	707,900	313,295	4,067,197	2,536,693	1,683,774
End of period	$873,935	$382,999	$3,630,872	$3,049,063	$1,059,505

Beginning units	29,915	5,723	193,510	250,793	1,980,913
Units issued	271	2	92,218	475,359	10,089,647
Units redeemed	(1,931)	(145)	(118,682)	(448,163)	(10,685,426)
Ending units	28,255	5,580	167,046	277,989	1,385,134
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(63,687)	$(32,333)	$(78,587)	$(176,743)	$(82,785)
Capital gains distributions received	811,731	—	—	2,343,346	279,532
Net realized gain (loss) on shares redeemed	(557,863)	(19,802)	1,063,051	(899,250)	(771,141)
Net change in unrealized appreciation (depreciation) on investments	224,696	489,688	1,210,615	1,542,772	1,968,476
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	414,877	437,553	2,195,079	2,810,125	1,394,082

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,850	9,603	10,040	16,496	19,444
Annuity payments	(4,401)	(15,753)	(647)	(102,903)	(2,076)
Surrenders, withdrawals and death benefits	(571,355)	(283,196)	(503,628)	(1,296,055)	(337,345)
Net transfers between other subaccounts
or fixed rate option	287,728	(505,828)	(913,828)	(2,334,203)	2,255,076
Miscellaneous transactions	(982)	7	303	1,794	85
Other charges	(3,178)	(3,855)	(2,451)	(14,266)	(42,993)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(280,338)	(799,022)	(1,410,211)	(3,729,137)	1,892,191

TOTAL INCREASE (DECREASE) IN NET ASSETS	134,539	(361,469)	784,868	(919,012)	3,286,273

NET ASSETS
Beginning of period	5,789,761	4,584,108	5,843,776	14,436,418	4,295,971
End of period	$5,924,300	$4,222,639	$6,628,644	$13,517,406	$7,582,244

Beginning units	148,708	165,649	173,255	516,236	166,376
Units issued	41,702	39,700	197,753	975,724	184,655
Units redeemed	(51,480)	(68,062)	(233,286)	(1,098,633)	(122,982)
Ending units	138,930	137,287	137,722	393,327	228,049
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(71,382)	$119,733	$39,158	$(79,055)	$94,418
Capital gains distributions received	1,019,528	—	—	338,878	—
Net realized gain (loss) on shares redeemed	(905,707)	814,912	(155,196)	(386,625)	(635,004)
Net change in unrealized appreciation (depreciation) on investments	90,014	(1,446,828)	800,405	1,006,272	276,261
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	132,453	(512,183)	684,367	879,470	(264,325)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,963	22,247	2,416	4,937	5,710
Annuity payments	(23,849)	(49,671)	(37,560)	(7,328)	(539)
Surrenders, withdrawals and death benefits	(350,820)	(1,009,074)	(516,483)	(1,106,172)	(276,597)
Net transfers between other subaccounts
or fixed rate option	(33,784)	(2,646,111)	(195,616)	(373,440)	1,210,128
Miscellaneous transactions	1,983	497	(542)	(160)	(793)
Other charges	(41,487)	(10,674)	(13,835)	(46,052)	(8,030)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(442,994)	(3,692,786)	(761,620)	(1,528,215)	929,879

TOTAL INCREASE (DECREASE) IN NET ASSETS	(310,541)	(4,204,969)	(77,253)	(648,745)	665,554

NET ASSETS
Beginning of period	6,239,146	13,678,578	4,837,539	8,876,660	2,696,802
End of period	$5,928,605	$9,473,609	$4,760,286	$8,227,915	$3,362,356

Beginning units	225,600	521,951	362,811	568,889	189,930
Units issued	98,501	376,197	151,087	137,250	982,496
Units redeemed	(113,181)	(521,295)	(208,378)	(242,372)	(930,764)
Ending units	210,920	376,853	305,520	463,767	241,662
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(251,494)	$86,878	$(78,092)	$(57,463)	$(48,284)
Capital gains distributions received	2,189,250	—	490,212	787,628	—
Net realized gain (loss) on shares redeemed	(487,005)	(91,544)	(32,008)	(3,240,333)	105,391
Net change in unrealized appreciation (depreciation) on investments	(1,657,301)	193,269	388,233	4,309,992	902,333
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(206,550)	188,603	768,345	1,799,824	959,440

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,660	6,428	3,249	3,311	3,461
Annuity payments	(101,077)	(884)	(7,470)	(2,392)	(31,865)
Surrenders, withdrawals and death benefits	(1,629,247)	(311,661)	(368,570)	(350,200)	(347,068)
Net transfers between other subaccounts
or fixed rate option	(1,533,635)	41,220	(316,366)	470,057	210,415
Miscellaneous transactions	(569)	455	5	(1,624)	533
Other charges	(117,398)	(1,152)	(26,738)	(1,489)	(8,212)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,376,266)	(265,594)	(715,890)	117,663	(172,736)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,582,816)	(76,991)	52,455	1,917,487	786,704

NET ASSETS
Beginning of period	21,999,265	2,229,299	6,022,790	3,651,467	2,908,066
End of period	$18,416,449	$2,152,308	$6,075,245	$5,568,954	$3,694,770

Beginning units	620,024	110,937	190,009	50,362	198,082
Units issued	129,369	21,063	89,331	28,887	113,098
Units redeemed	(223,629)	(33,638)	(112,989)	(27,404)	(123,509)
Ending units	525,764	98,362	166,351	51,845	187,671

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(106,909)	$(150,748)	$(99,270)	$(11,050)	$(4,594)
Capital gains distributions received	—	57,671	541,152	33,088	825,682
Net realized gain (loss) on shares redeemed	331,255	(1,660,820)	(632,454)	(216,483)	(695,173)
Net change in unrealized appreciation (depreciation) on investments	(349,686)	3,072,890	1,161,285	41,360	222,466
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(125,340)	1,318,993	970,713	(153,085)	348,381

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,899	2,366	9,469	3,441	3,551
Annuity payments	(28,814)	(77,543)	(15,652)	(10,196)	(43,019)
Surrenders, withdrawals and death benefits	(712,272)	(896,041)	(741,759)	(202,529)	(195,254)
Net transfers between other subaccounts
or fixed rate option	738,203	635,736	(1,104,324)	(218,105)	285,758
Miscellaneous transactions	(651)	1,455	1,800	(372)	57
Other charges	(11,487)	(51,333)	(34,505)	(1,859)	(16,104)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,878	(385,360)	(1,884,971)	(429,620)	34,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	(122,462)	933,633	(914,258)	(582,705)	383,370

NET ASSETS
Beginning of period	10,306,537	10,428,989	10,225,032	2,019,090	4,165,089
End of period	$10,184,075	$11,362,622	$9,310,774	$1,436,385	$4,548,459

Beginning units	1,114,978	343,837	327,702	102,041	145,655
Units issued	2,416,890	295,835	244,861	51,417	66,095
Units redeemed	(2,439,685)	(311,729)	(307,520)	(75,003)	(64,822)
Ending units	1,092,183	327,943	265,043	78,455	146,928
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(34,184)	$(290,267)	$(87,047)	$(127,895)	$(1,608)
Capital gains distributions received	—	109,919	66,963	279,458	—
Net realized gain (loss) on shares redeemed	92,787	3,553,714	1,747,176	(1,722,906)	(7,470)
Net change in unrealized appreciation (depreciation) on investments	(149,665)	4,881,473	1,957,879	2,797,864	(943)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(91,062)	8,254,839	3,684,971	1,226,521	(10,021)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,467	32,851	2,927	4,988	8
Annuity payments	(1,585)	(176,637)	—	(2,983)	—
Surrenders, withdrawals and death benefits	(143,833)	(1,136,542)	(676,395)	(699,261)	(3,636)
Net transfers between other subaccounts
or fixed rate option	(2,280,396)	2,263,640	2,625,687	865,781	(31,959)
Miscellaneous transactions	1,348	(4,040)	13	1,945	—
Other charges	(2,693)	(22,288)	(1,652)	(43,386)	(112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,421,692)	956,984	1,950,580	127,084	(35,699)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,512,754)	9,211,823	5,635,551	1,353,605	(45,720)

NET ASSETS
Beginning of period	4,338,720	16,113,053	2,913,855	8,778,669	93,199
End of period	$1,825,966	$25,324,876	$8,549,406	$10,132,274	$47,479

Beginning units	3,154,397	524,048	101,348	255,633	131,236
Units issued	6,079,797	704,000	189,862	124,937	2,828,941
Units redeemed	(7,958,070)	(688,116)	(135,042)	(119,386)	(2,888,205)
Ending units	1,276,124	539,932	156,168	261,184	71,972

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(15,756)	$(3,536)	$(95,605)	$(87,691)	$(9,388)
Capital gains distributions received	1,339	12,026	327,732	826,683	—
Net realized gain (loss) on shares redeemed	(388,157)	(51,377)	(1,163,323)	1,352,111	29,474
Net change in unrealized appreciation (depreciation) on investments	(111,542)	(41,046)	1,684,819	1,219,583	638,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(514,116)	(83,933)	753,623	3,310,686	658,229

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,891	316	23,961	13,224	588
Annuity payments	(6,929)	—	(17,165)	(3,765)	(1,369)
Surrenders, withdrawals and death benefits	(37,642)	(7,820)	(418,838)	(764,792)	(203,308)
Net transfers between other subaccounts
or fixed rate option	(678,817)	8,216	(302,063)	405,215	938,255
Miscellaneous transactions	(8)	—	3,642	(380)	13
Other charges	(1,457)	(189)	(32,055)	(2,774)	(16,551)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(719,962)	523	(742,518)	(353,272)	717,628

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,234,078)	(83,410)	11,105	2,957,414	1,375,857

NET ASSETS
Beginning of period	2,124,045	346,060	7,482,129	5,860,932	1,923,740
End of period	$889,967	$262,650	$7,493,234	$8,818,346	$3,299,597

Beginning units	7,787,978	492,638	280,764	240,049	206,838
Units issued	41,945,773	4,372,112	132,742	191,474	299,184
Units redeemed	(44,794,441)	(4,448,594)	(161,241)	(201,077)	(231,447)
Ending units	4,939,310	416,156	252,265	230,446	274,575

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(70,487)	$(525,868)	$(47,555)	$(7,062)	$(186,017)
Capital gains distributions received	—	—	—	—	2,452,652
Net realized gain (loss) on shares redeemed	(2,181,014)	1,368,675	(217,817)	155,269	(2,994,074)
Net change in unrealized appreciation (depreciation) on investments	3,191,460	31,328,810	941,463	(1,585,410)	3,820,417
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	939,959	32,171,617	676,091	(1,437,203)	3,092,978

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,212	48,391	4,459	9,711	18,556
Annuity payments	(58,228)	(30,277)	—	(19,392)	(67,843)
Surrenders, withdrawals and death benefits	(492,773)	(3,700,653)	(293,223)	(1,067,931)	(1,203,119)
Net transfers between other subaccounts
or fixed rate option	1,176,433	15,194,635	752,989	(3,297,067)	3,071,072
Miscellaneous transactions	(770)	(458)	(159)	133	(646)
Other charges	(5,209)	(14,374)	(1,467)	(64,736)	(55,950)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	627,665	11,497,264	462,599	(4,439,282)	1,762,070

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,567,624	43,668,881	1,138,690	(5,876,485)	4,855,048

NET ASSETS
Beginning of period	5,442,336	20,528,684	3,166,726	16,101,801	11,187,086
End of period	$7,009,960	$64,197,565	$4,305,416	$10,225,316	$16,042,134

Beginning units	114,586	1,332,372	143,491	557,562	350,508
Units issued	99,507	914,526	226,600	124,164	272,892
Units redeemed	(88,593)	(382,412)	(207,487)	(291,104)	(223,265)
Ending units	125,500	1,864,486	162,604	390,622	400,135

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(86,496)	$(16,857)	$(120,333)	$163	$(222,775)
Capital gains distributions received	663,985	—	—	—	—
Net realized gain (loss) on shares redeemed	(12,339)	75,927	482,667	(12,582)	(184,878)
Net change in unrealized appreciation (depreciation) on investments	1,039,628	289,217	3,105,263	10,473	636,646
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,604,778	348,287	3,467,597	(1,946)	228,993

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,831	2,222	16,918	7	24,550
Annuity payments	(165,698)	—	(39,088)	—	(175,300)
Surrenders, withdrawals and death benefits	(1,071,377)	(59,283)	(469,081)	(5,003)	(1,657,536)
Net transfers between other subaccounts
or fixed rate option	(158,983)	2,581	(211,768)	(476)	(546,189)
Miscellaneous transactions	1,476	(25)	(2,248)	—	(1,906)
Other charges	(37,126)	(779)	(9,301)	(7)	(17,816)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,427,877)	(55,284)	(714,568)	(5,479)	(2,374,197)

TOTAL INCREASE (DECREASE) IN NET ASSETS	176,901	293,003	2,753,029	(7,425)	(2,145,204)

NET ASSETS
Beginning of period	10,116,700	1,090,077	7,052,759	14,445	19,307,365
End of period	$10,293,601	$1,383,080	$9,805,788	$7,020	$17,162,161

Beginning units	465,319	48,037	242,935	14,269	479,978
Units issued	216,349	1,086	743	494	17,121
Units redeemed	(283,256)	(3,361)	(20,193)	(6,497)	(77,406)
Ending units	398,412	45,762	223,485	8,266	419,693
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(212,388)	$(60,941)	$(14)	$(13,909)	$(30,225,777)
Capital gains distributions received	—	426,035	—	—	—
Net realized gain (loss) on shares redeemed	(910,209)	547,344	(8,330)	(38,440)	172,314,788
Net change in unrealized appreciation (depreciation) on investments	7,094,227	1,013,889	32,277	74,106	229,286,875
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,971,630	1,926,327	23,933	21,757	371,375,886

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	44,754	10,897	2,733	1,739	1,396,278
Annuity payments	(143,971)	(105,886)	—	(24,371)	(2,106,770)
Surrenders, withdrawals and death benefits	(1,181,351)	(658,020)	(4,603)	(118,017)	(203,402,414)
Net transfers between other subaccounts
or fixed rate option	(646,090)	(397,099)	(1,949)	3,570	330,138,365
Miscellaneous transactions	(1,097)	99	(3)	—	13,423
Other charges	(15,930)	(4,513)	(42)	(577)	(23,538,233)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,943,685)	(1,154,522)	(3,864)	(137,656)	102,500,649

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,027,945	771,805	20,069	(115,899)	473,876,535

NET ASSETS
Beginning of period	14,014,882	13,387,687	173,938	1,026,824	2,210,441,947
End of period	$18,042,827	$14,159,492	$194,007	$910,925	$2,684,318,482

Beginning units	911,887	238,675	17,571	31,046	133,485,378
Units issued	15,673	766	363	223	51,839,457
Units redeemed	(117,348)	(20,050)	(862)	(4,449)	(46,565,993)
Ending units	810,212	219,391	17,072	26,820	138,758,842
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(13,415,754)	$(41,064,037)	$(623,878)	$(21,074)	$(146,853)
Capital gains distributions received	—	—	—	157,354	1,169,717
Net realized gain (loss) on shares redeemed	78,638,375	127,546,296	(3,694,267)	(5,352)	(645,666)
Net change in unrealized appreciation (depreciation) on investments	55,448,726	134,581,337	9,978,114	272,320	2,788,788
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	120,671,347	221,063,596	5,659,969	403,248	3,165,986

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	314,622	410	59,104	2,161	23,397
Annuity payments	(429,228)	(2,016,288)	(5,361)	(45,041)	(2,616)
Surrenders, withdrawals and death benefits	(90,963,986)	(290,016,562)	(4,289,651)	(19,392)	(1,131,558)
Net transfers between other subaccounts
or fixed rate option	3,266,843	(698,641,271)	1,840,468	(60,639)	131,067
Miscellaneous transactions	(404)	(28,650)	93	264	(379)
Other charges	(7,370,675)	(45,660,266)	(606,817)	(964)	(12,392)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(95,182,828)	(1,036,362,627)	(3,002,164)	(123,611)	(992,481)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,488,519	(815,299,031)	2,657,805	279,637	2,173,505

NET ASSETS
Beginning of period	1,008,310,612	3,529,366,644	56,114,411	1,354,631	10,465,053
End of period	$1,033,799,131	$2,714,067,613	$58,772,216	$1,634,268	$12,638,558

Beginning units	49,368,557	211,621,790	6,682,099	40,829	301,918
Units issued	5,447,083	167,224,201	2,865,342	1,318	20,872
Units redeemed	(10,082,634)	(223,338,606)	(3,269,201)	(4,630)	(43,983)
Ending units	44,733,006	155,507,385	6,278,240	37,517	278,807
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(117,109)	$30,571	$(423,611)	$103,065	$2,411
Capital gains distributions received	—	—	—	1,196,451	—
Net realized gain (loss) on shares redeemed	(433,437)	10,801	2,613,041	(163,949)	(3,355)
Net change in unrealized appreciation (depreciation) on investments	816,166	766,222	3,229,963	(55,956)	7,110
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	265,620	807,594	5,419,393	1,079,611	6,166

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,565	28,391	224,656	27,127	180
Annuity payments	(70,304)	(36,813)	(72,049)	(57,423)	(1,721)
Surrenders, withdrawals and death benefits	(787,420)	(480,456)	(6,700,782)	(1,253,930)	(8,240)
Net transfers between other subaccounts
or fixed rate option	169,862	357,294	30,350	351,010	(6,639)
Miscellaneous transactions	409	275	3,532	(413)	(38)
Other charges	(10,028)	(7,050)	(15,551)	(13,615)	(115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(680,916)	(138,359)	(6,529,844)	(947,244)	(16,573)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(415,296)	669,235	(1,110,451)	132,367	(10,407)

NET ASSETS
Beginning of period	9,316,356	5,741,131	37,161,314	14,941,914	141,558
End of period	$8,901,060	$6,410,366	$36,050,863	$15,074,281	$131,151

Beginning units	305,969	308,324	2,148,741	623,588	14,268
Units issued	24,241	40,112	70,936	65,805	16
Units redeemed	(46,219)	(48,949)	(417,367)	(104,872)	(1,651)
Ending units	283,991	299,487	1,802,310	584,521	12,633
The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Bond Portfolio 2023	AST Bond Portfolio 2024
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(51,763)	$(27,401)	$(64,679)	$(547,678)	$(526,599)
Capital gains distributions received	—	162,753	388,880	—	—
Net realized gain (loss) on shares redeemed	615,004	6,020	153,921	1,348,247	448,618
Net change in unrealized appreciation (depreciation) on investments	1,205,844	297,669	546,811	343,201	1,426,921
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,769,085	439,041	1,024,933	1,143,770	1,348,940

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,099	4,067	4,020	—	—
Annuity payments	(49,904)	—	(800)	—	(5,851)
Surrenders, withdrawals and death benefits	(434,980)	(220,131)	(211,197)	(4,303,187)	(7,231,258)
Net transfers between other subaccounts
or fixed rate option	(21,761)	(108,309)	(252,063)	(66,271,233)	42,545,289
Miscellaneous transactions	(133)	102	708	337	72
Other charges	(2,421)	(3,831)	(899)	(35,971)	(7,519)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(507,100)	(328,102)	(460,231)	(70,610,054)	35,300,733

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,261,985	110,939	564,702	(69,466,284)	36,649,673

NET ASSETS
Beginning of period	4,416,015	1,952,336	4,344,945	69,739,384	3,782,809
End of period	$5,678,000	$2,063,275	$4,909,647	$273,100	$40,432,482

Beginning units	143,022	64,969	148,741	6,946,971	386,596
Units issued	6,171	4,207	1,416	526,473	5,883,505
Units redeemed	(19,451)	(14,275)	(15,412)	(7,447,084)	(2,216,052)
Ending units	129,742	54,901	134,745	26,360	4,054,049
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(713,421)	$98,435	$5,225	$(1,396,165)	$(70,539)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,110,002	—	(5,659)	(1,038,538)	66,986
Net change in unrealized appreciation (depreciation) on investments	2,597,402	—	12,972	25,174,526	156,273
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,993,983	98,435	12,538	22,739,823	152,720

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,514	1,989	52	838,065	—
Annuity payments	(22,851)	(68,536)	(2,465)	(273,494)	—
Surrenders, withdrawals and death benefits	(5,174,189)	(367,546)	(10,960)	(9,587,795)	(410,452)
Net transfers between other subaccounts
or fixed rate option	5,970,797	146,688	—	3,929,633	(1,199,616)
Miscellaneous transactions	(1,926)	(156)	(53)	3,757	535
Other charges	(506,244)	(1,806)	(36)	(689,957)	(1,300)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	282,101	(289,367)	(13,462)	(5,779,791)	(1,610,833)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,276,084	(190,932)	(924)	16,960,032	(1,458,113)

NET ASSETS
Beginning of period	56,104,995	2,876,518	123,711	110,138,474	4,288,218
End of period	$63,381,079	$2,685,586	$122,787	$127,098,506	$2,830,105

Beginning units	2,350,384	300,816	9,868	4,857,273	387,916
Units issued	757,917	14,816	4	901,101	205,992
Units redeemed	(754,650)	(44,753)	(1,004)	(1,150,883)	(343,941)
Ending units	2,353,651	270,879	8,868	4,607,491	249,967
The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(358,434)	$(785,447)	$18,966	$(1,158,556)	$(84,069)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(578,762)	(1,675,158)	(215,242)	(2,471,238)	(24,331)
Net change in unrealized appreciation (depreciation) on investments	1,676,432	3,900,024	478,928	5,842,471	250,528
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	739,236	1,439,419	282,652	2,212,677	142,128

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	96,742	—	—
Annuity payments	—	—	(59,414)	—	—
Surrenders, withdrawals and death benefits	(1,706,349)	(5,837,566)	(1,038,397)	(11,614,108)	(1,105,715)
Net transfers between other subaccounts
or fixed rate option	(1,753,397)	1,182,840	1,548,895	(2,429,792)	(352,387)
Miscellaneous transactions	(108)	(1,798)	858	(1,050)	—
Other charges	(13,338)	(15,330)	(16,793)	(25,900)	(811)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,473,192)	(4,671,854)	531,891	(14,070,850)	(1,458,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,733,956)	(3,232,435)	814,543	(11,858,173)	(1,316,785)

NET ASSETS
Beginning of period	21,572,309	43,546,079	13,686,396	71,912,510	4,666,238
End of period	$18,838,353	$40,313,644	$14,500,939	$60,054,337	$3,349,453

Beginning units	2,287,935	4,736,231	1,361,623	7,614,503	503,266
Units issued	459,040	708,008	325,546	57,864	66,880
Units redeemed	(845,646)	(1,217,579)	(274,507)	(1,545,358)	(219,817)
Ending units	1,901,329	4,226,660	1,412,662	6,127,009	350,329
The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(610,910)	$(573,584)	$(2,863)	$43,220	$3,595
Capital gains distributions received	—	—	6,492	—	32,049
Net realized gain (loss) on shares redeemed	(1,115,679)	(1,524,974)	(51,616)	(205,681)	(19,891)
Net change in unrealized appreciation (depreciation) on investments	3,396,792	3,277,506	109,512	159,266	46,659
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,670,203	1,178,948	61,525	(3,195)	62,412

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,521	3,921	13,763
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,344,524)	(5,955,528)	(494,521)	(265,857)	(190,142)
Net transfers between other subaccounts
or fixed rate option	4,234,386	47,492	53,710	(1,914,997)	108,996
Miscellaneous transactions	(3,379)	(11)	158	36,924	86
Other charges	(24,645)	(18,465)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(138,162)	(5,926,512)	(439,132)	(2,140,009)	(67,297)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,532,041	(4,747,564)	(377,607)	(2,143,204)	(4,885)

NET ASSETS
Beginning of period	40,749,147	37,722,794	593,998	2,792,265	787,243
End of period	$42,281,188	$32,975,230	$216,391	$649,061	$782,358

Beginning units	4,160,431	4,522,486	49,174	316,094	65,632
Units issued	642,048	341,438	22,583	356,163	72,849
Units redeemed	(627,803)	(1,051,572)	(55,880)	(602,770)	(78,525)
Ending units	4,174,676	3,812,352	15,877	69,487	59,956
The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(645)	$1,061,277	$(108,473)	$(977,291)	$(832,585)
Capital gains distributions received	181,490	—	—	—	—
Net realized gain (loss) on shares redeemed	(129,661)	—	(405,606)	(2,255,404)	(4,105,250)
Net change in unrealized appreciation (depreciation) on investments	90,254	—	1,438,758	6,541,738	6,921,736
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	141,438	1,061,277	924,679	3,309,043	1,983,901

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	36,918	4,467,023	13,716	464,599	—
Annuity payments	—	—	(30,006)	(196,772)	(68,026)
Surrenders, withdrawals and death benefits	(498,756)	(27,459,986)	(831,770)	(6,653,273)	(15,819,359)
Net transfers between other subaccounts
or fixed rate option	(87,422)	22,443,805	(538,007)	10,594,348	(1,194,751)
Miscellaneous transactions	2,029	(5,975)	1,081	(928)	(898)
Other charges	—	(159)	(11,297)	(306,226)	(22,934)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(547,231)	(555,292)	(1,396,283)	3,901,748	(17,105,968)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(405,793)	505,985	(471,604)	7,210,791	(15,122,067)

NET ASSETS
Beginning of period	3,277,461	24,206,259	8,854,179	71,093,655	65,726,401
End of period	$2,871,668	$24,712,244	$8,382,575	$78,304,446	$50,604,334

Beginning units	225,924	2,390,442	764,465	8,383,100	8,949,148
Units issued	230,265	2,684,116	19,502	2,795,501	285,052
Units redeemed	(269,773)	(2,741,896)	(135,915)	(2,378,763)	(2,584,891)
Ending units	186,416	2,332,662	648,052	8,799,838	6,649,309

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2033	AST Bond Portfolio 2034
	1/1/2023	1/3/2023*
	to	to
	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(7,241)	$(116)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	34,668	5,338
Net change in unrealized appreciation (depreciation) on investments	22,152	388
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	49,579	5,610

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—
Annuity payments	—	—
Surrenders, withdrawals and death benefits	(110,086)	(448)
Net transfers between other subaccounts
or fixed rate option	(201,145)	22,706
Miscellaneous transactions	—	—
Other charges	(115)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(311,346)	22,258

TOTAL INCREASE (DECREASE) IN NET ASSETS	(261,767)	27,868

NET ASSETS
Beginning of period	505,263	—
End of period	$243,496	$27,868

Beginning units	64,613	—
Units issued	189,758	14,919
Units redeemed	(224,027)	(12,197)
Ending units	30,344	2,722

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A66

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
December 31, 2024

Note 1:    General

Fortitude Life Insurance & Annuity Company Variable Account B (the "Account", formerly Prudential Annuities Life Assurance Corporation Variable Account B) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“PALAC", now known as Fortitude Life Insurance & Annuity Company ("FLIAC")). Prior to April 1, 2022, PALAC was a wholly-owned subsidiary of Prudential Annuities, Inc. ("PAI") which was an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). On April 1, 2022, PAI completed the sale of its equity interest in PALAC to Fortitude Group Holdings, LLC (“FGH”), the parent company of Fortitude Reinsurance Company, Ltd, and as a result, FLIAC became a wholly-owned subsidiary of FGH and is no longer an affiliate of Prudential Financial or any of its affiliates.

On April 1, 2022, FGH and Prudential Financial entered into an Administrative Service Agreement whereby Prudential Financial continues to administer and service the contracts noted below, including the payment of benefits and oversight of investment management.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FLIAC. The assets of the Account will not be charged with any liabilities arising out of any other business FLIAC may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of FLIAC.

On August 30, 2013, PALAC received approval from the Arizona and Connecticut Departments of Insurance to redomesticate PALAC from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication and sale, FLIAC is an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by FLIAC (individually, a “contract” or “product” and collectively, the “contracts” or “products”). The following is a list of each contract funded through the Account.

A67

Note 1:    General (continued)

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit Premier (“XTra Credit Premier”)
Advanced Series Advisor Plan II (“ASAP II”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisor Plan II (“Emerald Choice”)*	Advisors Choice Advisors Select
Advanced Series Advisor Plan II (“Imperium”)*	Alliance Capital Navigator Annuity (“ACN”)
Advanced Series Advisor Plan II Premier (“ASAP II Premier”)	FlexGuard
Advanced Series Advisor Plan III (“ASAP III”)	FlexGuard Income
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Galaxy Variable Annuity (“Galaxy III”)
Advanced Series Advisors Income Annuity (“ASAIA”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Apex (“Apex”)	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Apex II (“Apex II”)	Optimum
Advanced Series Cornerstone ("AS Cornerstone")	Optimum Four
Advanced Series Impact (“AS Impact”)	Optimum Plus
Advanced Series Impact (“Defined Investments Annuity”)*	Optimum XTra
Advanced Series LifeVest (“ASL”)	Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Advanced Series Advisor Plan III
Advanced Series LifeVest II Premier ("ASL II Premier”)	Stagecoach APEX
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach Apex II
Advanced Series Protector (“AS Protector”)	Stagecoach Variable Annuity
Advanced Series Variable Immediate Annuity (“ASVIA”)	Stagecoach Variable Annuity Flex
Advanced Series XTra Credit (“XTra Credit”)	Stagecoach Variable Annuity Plus
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	Stagecoach XTra Credit
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)	Stagecoach XTra Credit SIX
Advanced Series XTra Credit FOUR Premier (“XTra Credit
FOUR Premier")
*Different product version offered from the original product.
The contracts may be used as an investment vehicle for “qualified” investments, including an Individual Retirement Account, Simplified Employee Pension Individual Retirement Account, Roth Individual Retirement Account or Tax Sheltered Annuity (403 (b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The contracts offer the option to invest in various subaccounts listed below (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Conservative Multi-Asset Portfolio (formerly AST J.P. Morgan Tactical Preservation Portfolio)
AST High Yield Portfolio
AST Small-Cap Value Portfolio*
AST Mid-Cap Growth Portfolio*
AST Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio*
AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth Portfolio)
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio*
AST MFS Global Equity Portfolio
AST International Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio (formerly AST J.P. Morgan Global Thematic Portfolio)
AST Core Fixed Income Portfolio
Davis Equity Portfolio (formerly Davis Value Portfolio)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
A68

Note 1:    General (continued)

ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Materials
ProFund VP UltraBull
ProFund VP Bull
ProFund VP Consumer Discretionary
ProFund VP Consumer Staples
ProFund VP Energy
ProFund VP Europe 30
ProFund VP Financials
ProFund VP U.S. Government Plus
ProFund VP Health Care
ProFund Access VP High Yield Fund
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Precious Metals
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Pharmaceuticals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Nasdaq-100
ProFund VP Semiconductor
ProFund VP Small-Cap Growth
ProFund VP Short Mid-Cap
ProFund VP Short Nasdaq-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Communication Services
ProFund VP UltraMid-Cap
ProFund VP UltraNasdaq-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Rydex VT Nova Fund
Rydex VT NASDAQ-100® Fund
Rydex VT Inverse S&P 500® Strategy Fund
Invesco V.I. Health Care Fund (Series I)
Invesco V.I. Technology Fund (Series I)
Allspring VT Index Asset Allocation Fund (Class 2)
Allspring VT International Equity Fund (Class 2)**
Allspring VT Small Cap Growth Fund (Class 2)
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Investment Grade Bond Portfolio
AST Emerging Markets Equity Portfolio
Allspring VT Discovery All Cap Growth Fund (Class 2)
Allspring VT Discovery All Cap Growth Fund (Class 1)
Allspring VT Small Cap Growth Fund (Class 1)
Allspring VT International Equity Fund (Class 1)**
AST Quantitative Modeling Portfolio
Invesco V.I. Diversified Dividend Fund (Series I)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
A69

Note 1:    General (continued)

Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Allspring VT Opportunity Fund (Class 1)
Allspring VT Opportunity Fund (Class 2)
AST Bond Portfolio 2023**
AST Bond Portfolio 2024**
AST ClearBridge Dividend Growth Portfolio
Columbia Variable Portfolio - Government Money Market Fund (Class 1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST Bond Portfolio 2026
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
AST Global Bond Portfolio
AST Bond Portfolio 2032
AST Bond Portfolio 2033
AST Bond Portfolio 2034
AST Bond Portfolio 2035

*	Subaccount merged during the period ended December 31, 2024.
**	Subaccount liquidated during the period ended December 31, 2024.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
December 6, 2024	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
December 13, 2024	AST Small-Cap Value Portfolio	AST Small-Cap Equity Portfolio
December 13, 2024	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
December 13, 2024	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests.These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
A70

Note 1:    General (continued)
The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include FLIAC’s Managing Director, Prudential’s life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional. Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by FLIAC and may result in additional amounts being transferred into the Account by FLIAC to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Effective for the annual reporting period ended December 31, 2024, the Account adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption of the ASU impacted only the financial statement disclosures and did not affect the Account’s financial position or its results of operations.
A71

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2024, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

FLIAC is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of FLIAC’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. FLIAC management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2024 were as follows:

	Purchases	Sales
AST Large-Cap Growth Portfolio	$367,481,292	$353,450,492
AST Government Money Market Portfolio	292,487,403	317,540,473
AST Cohen & Steers Realty Portfolio	9,006,238	25,594,490
AST J.P. Morgan Conservative Multi-Asset Portfolio	81,991,405	186,685,256
AST High Yield Portfolio	14,054,711	24,848,208
AST Small-Cap Value Portfolio	16,841,317	313,768,276
AST Mid-Cap Growth Portfolio	19,544,860	383,778,633
AST Large-Cap Value Portfolio	294,657,065	142,374,364
AST Mid-Cap Value Portfolio	12,060,059	312,416,393
AST Small-Cap Equity Portfolio	282,800,872	60,246,344
AST T. Rowe Price Natural Resources Portfolio	14,802,369	24,148,052
AST T. Rowe Price Asset Allocation Portfolio	72,042,868	2,621,343,416
AST MFS Global Equity Portfolio	11,601,651	27,256,729
AST International Equity Portfolio	28,244,614	74,975,698
AST Capital Growth Asset Allocation Portfolio	50,249,220	569,544,793
AST Academic Strategies Asset Allocation Portfolio	84,357,106	213,285,251
AST Balanced Asset Allocation Portfolio	2,308,582,889	390,332,455
AST Preservation Asset Allocation Portfolio	86,358,493	213,641,716
A72

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST J.P. Morgan Moderate Multi-Asset Portfolio	$25,676,544	$71,442,146
AST Core Fixed Income Portfolio	154,494,903	226,978,781
Davis Equity Portfolio	4,344	95,407
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	92	13,388
ProFund VP Asia 30	2,483,702	2,819,219
ProFund VP Banks	4,493,004	5,184,657
ProFund VP Bear	1,741,113	2,107,240
ProFund VP Biotechnology	2,153,329	3,373,901
ProFund VP Materials	1,003,261	1,618,287
ProFund VP UltraBull	7,137,999	7,510,702
ProFund VP Bull	27,575,592	30,064,999
ProFund VP Consumer Discretionary	2,922,701	4,121,658
ProFund VP Consumer Staples	2,140,849	2,961,592
ProFund VP Energy	10,073,926	11,445,672
ProFund VP Europe 30	970,846	2,162,356
ProFund VP Financials	3,597,760	4,525,758
ProFund VP U.S. Government Plus	3,982,545	4,823,318
ProFund VP Health Care	4,333,956	6,147,112
ProFund Access VP High Yield Fund	253,413	578,100
ProFund VP Industrials	2,111,294	3,085,656
ProFund VP Internet	1,962,272	2,316,887
ProFund VP Japan	2,760,177	4,528,224
ProFund VP Precious Metals	29,523,516	32,780,789
ProFund VP Mid-Cap Growth	9,782,869	11,080,335
ProFund VP Mid-Cap Value	7,703,328	8,819,356
ProFund VP Pharmaceuticals	1,329,670	1,551,049
ProFund VP Real Estate	2,909,010	3,687,612
ProFund VP Rising Rates Opportunity	4,503,435	4,850,990
ProFund VP Nasdaq-100	20,561,847	24,058,367
ProFund VP Semiconductor	23,781,477	21,273,241
ProFund VP Small-Cap Growth	4,225,578	5,459,997
ProFund VP Short Mid-Cap	654,018	655,856
ProFund VP Short Nasdaq-100	1,595,710	1,870,425
ProFund VP Short Small-Cap	1,839,640	1,951,379
ProFund VP Small-Cap Value	2,987,993	4,129,045
ProFund VP Technology	2,640,800	3,983,743
ProFund VP Communication Services	3,799,183	3,698,197
ProFund VP UltraMid-Cap	10,245,598	12,271,466
ProFund VP UltraNasdaq-100	11,457,849	19,911,192
ProFund VP UltraSmall-Cap	16,376,694	18,190,221
ProFund VP Utilities	4,014,473	5,258,138
ProFund VP Large-Cap Growth	11,927,269	13,427,585
ProFund VP Large-Cap Value	4,180,083	4,754,642
Rydex VT Nova Fund	35,324	262,677
Rydex VT NASDAQ-100® Fund	22,834	1,626,518
Rydex VT Inverse S&P 500® Strategy Fund	1,190	481
Invesco V.I. Health Care Fund (Series I)	417,538	3,477,642
Invesco V.I. Technology Fund (Series I)	434,766	3,294,599
Allspring VT Index Asset Allocation Fund (Class 2)	12,529	1,669,247
Allspring VT International Equity Fund (Class 2)	2,399	198,687
Allspring VT Small Cap Growth Fund (Class 2)	3,182	217,924
AST Prudential Growth Allocation Portfolio	199,012,906	549,167,095
AST Advanced Strategies Portfolio	26,776,450	188,838,804
AST Investment Grade Bond Portfolio	1,191,210,129	1,654,241,828
A73

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Emerging Markets Equity Portfolio	$11,911,881	$17,965,039
Allspring VT Discovery All Cap Growth Fund (Class 2)	920	327,989
Allspring VT Discovery All Cap Growth Fund (Class 1)	560,459	2,776,629
Allspring VT Small Cap Growth Fund (Class 1)	643,879	1,714,061
Allspring VT International Equity Fund (Class 1)	112,214	6,590,064
AST Quantitative Modeling Portfolio	874,246	10,093,444
Invesco V.I. Diversified Dividend Fund (Series I)	965,079	3,064,035
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	13,259	31,432
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	80,074	603,989
Allspring VT Opportunity Fund (Class 1)	36,638	197,247
Allspring VT Opportunity Fund (Class 2)	14,823	627,247
AST Bond Portfolio 2023	—	273,128
AST Bond Portfolio 2024	2,817,174	44,023,847
AST ClearBridge Dividend Growth Portfolio	9,027,134	17,766,907
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	314,501	625,479
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	51	5,177
AST Large-Cap Core Portfolio	20,880,729	27,649,335
AST Bond Portfolio 2025	26,998,516	10,594,862
AST Bond Portfolio 2026	1,612,847	5,436,918
AST Bond Portfolio 2027	2,269,689	9,297,006
NVIT Emerging Markets Fund (Class D)	960,962	3,328,632
AST Bond Portfolio 2028	553,176	12,390,818
AST Bond Portfolio 2029	73,948	1,189,095
AST Bond Portfolio 2030	1,267,691	6,918,677
AST Bond Portfolio 2031	7,577,718	11,049,260
MFS® International Growth Portfolio (Service Class)	379,735	402,158
MFS® Total Return Bond Series (Service Class)	1,424,380	221,150
MFS® Total Return Series (Service Class)	142,119	104,015
MFS® Value Series (Service Class)	1,811,153	1,161,026
PSF PGIM Government Money Market Portfolio (Class III)	37,098,745	34,579,120
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	219,858	1,369,096
AST Global Bond Portfolio	14,755,504	18,001,235
AST Bond Portfolio 2032	349,525	17,904,250
AST Bond Portfolio 2033	8,262	244,763
AST Bond Portfolio 2034	2,351,211	2,019,227
AST Bond Portfolio 2035	1,451,954	1,229,370

Note 6:    Related Party Transactions

The Account had extensive transactions and relationships with Prudential Financial and its affiliates, which prior to April 1, 2022 were affiliated to the Account and PALAC. After the sale to FGH on April 1, 2022, Prudential Financial is no longer affiliated with the Account and FLIAC. Due to former affiliated relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios in which the Account invests and may receive fees for the services performed.

There were no transactions with related parties during the period ended December 31, 2024.

A74

Note 7:    Financial Highlights

FLIAC sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units outstanding, the ranges of lowest to highest unit values, the net assets, the investment income ratio, expense ratios, and total returns are presented for the products offered by FLIAC and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by FLIAC.

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Growth Portfolio
December 31, 2024	19,976	$40.15	to	$126.60	$1,819,614	0.00%		0.65%	to	3.05%	26.17%	to	29.31%
December 31, 2023	20,427	$31.56	to	$97.90	$1,419,703	0.00%		0.65%	to	3.05%	39.27%	to	42.70%
December 31, 2022	23,871	$22.48	to	$68.61	$1,162,023	0.00%		0.65%	to	3.05%	-35.24%	to	-33.64%
December 31, 2021	8,933	$34.43	to	$103.39	$666,219	0.00%		0.65%	to	3.05%	13.54%	to	16.35%
December 31, 2020	10,280	$30.07	to	$88.86	$661,552	0.00%		0.65%	to	3.05%	35.54%	to	38.90%

	AST Government Money Market Portfolio
December 31, 2024	37,955	$7.64	to	$16.16	$459,229	4.66%		0.65%	to	2.75%	1.86%	to	4.08%
December 31, 2023	39,949	$7.50	to	$15.53	$462,648	4.52%		0.65%	to	2.75%	1.75%	to	3.94%
December 31, 2022	45,383	$6.87	to	$14.94	$514,774	1.24%		0.65%	to	3.05%	-1.85%	to	0.57%
December 31, 2021	39,976	$7.00	to	$14.86	$453,953	0.00%	(1)	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2020	42,691	$7.23	to	$14.95	$490,379	0.20%		0.65%	to	3.05%	-2.83%	to	-0.43%

	AST Cohen & Steers Realty Portfolio
December 31, 2024	1,295	$25.38	to	$75.66	$82,351	0.00%		0.65%	to	3.05%	3.40%	to	5.97%
December 31, 2023	1,541	$24.47	to	$71.39	$92,965	0.00%		0.65%	to	3.05%	8.67%	to	11.36%
December 31, 2022	1,372	$22.45	to	$64.11	$74,354	0.00%		0.65%	to	2.75%	-27.41%	to	-25.85%
December 31, 2021	1,819	$30.93	to	$86.46	$132,648	0.00%		0.65%	to	2.75%	38.92%	to	41.92%
December 31, 2020	2,139	$22.26	to	$60.92	$110,379	0.00%		0.65%	to	2.75%	-5.51%	to	-3.47%

	AST J.P. Morgan Conservative Multi-Asset Portfolio
December 31, 2024	23,501	$13.02	to	$43.02	$628,472	0.00%		0.65%	to	3.05%	2.94%	to	5.50%
December 31, 2023	27,196	$12.62	to	$40.78	$693,578	0.00%		0.65%	to	3.05%	7.00%	to	9.64%
December 31, 2022	26,684	$11.77	to	$37.19	$623,092	0.00%		0.65%	to	3.05%	-18.29%	to	-16.27%
December 31, 2021	40,802	$14.38	to	$44.42	$1,142,547	0.00%		0.65%	to	3.05%	4.66%	to	7.25%
December 31, 2020	26,192	$13.71	to	$41.42	$680,844	0.00%		0.65%	to	3.05%	7.96%	to	10.63%

	AST High Yield Portfolio
December 31, 2024	2,863	$14.93	to	$40.45	$87,827	0.00%		0.65%	to	2.75%	4.60%	to	6.87%
December 31, 2023	3,154	$14.28	to	$37.85	$91,908	0.00%		0.65%	to	2.75%	7.52%	to	9.84%
December 31, 2022	3,491	$13.28	to	$34.46	$92,827	0.00%		0.65%	to	2.75%	-13.94%	to	-12.09%
December 31, 2021	4,604	$15.43	to	$39.20	$138,421	0.00%		0.65%	to	2.75%	3.41%	to	5.64%
December 31, 2020	5,073	$14.92	to	$37.10	$145,034	0.00%		0.65%	to	3.05%	-0.49%	to	1.97%

	AST Small-Cap Value Portfolio (merged December 13, 2024)
December 31, 2024	—	$25.60	to	$79.10	$—	0.00%		0.65%	to	3.05%	11.15%	to	13.78%
December 31, 2023	5,106	$22.96	to	$69.52	$262,235	0.00%		0.65%	to	3.05%	10.29%	to	13.01%
December 31, 2022	5,519	$20.75	to	$61.52	$252,150	0.00%		0.65%	to	3.05%	-15.96%	to	-13.89%
December 31, 2021	4,078	$24.62	to	$71.43	$210,261	0.00%		0.65%	to	3.05%	27.51%	to	30.67%
December 31, 2020	5,019	$19.25	to	$54.67	$198,436	0.00%		0.65%	to	3.05%	-2.21%	to	0.21%

	AST Mid-Cap Growth Portfolio (merged December 13, 2024)
December 31, 2024	—	$15.37	to	$70.86	$—	0.00%		0.65%	to	3.05%	14.93%	to	17.64%
December 31, 2023	15,215	$13.27	to	$60.38	$311,684	0.00%		0.65%	to	3.05%	18.23%	to	21.15%
December 31, 2022	16,393	$11.13	to	$49.97	$276,989	0.00%		0.65%	to	3.05%	-33.04%	to	-31.38%
December 31, 2021	19,046	$16.49	to	$73.00	$480,306	0.00%		0.65%	to	3.05%	7.12%	to	9.77%
December 31, 2020	21,709	$15.27	to	$66.67	$503,597	0.00%		0.65%	to	3.05%	30.73%	to	33.96%
A75

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Value Portfolio
December 31, 2024	21,237	$23.21	to	$82.04	$981,383	0.00%	0.65%	to	3.05%	6.56%	to	9.21%
December 31, 2023	18,580	$21.71	to	$75.12	$764,191	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2022	20,469	$20.34	to	$68.89	$776,641	0.00%	0.65%	to	3.05%	-1.39%	to	1.04%
December 31, 2021	6,928	$20.57	to	$68.18	$261,525	0.00%	0.65%	to	2.75%	25.66%	to	28.37%
December 31, 2020	8,090	$16.37	to	$53.11	$240,505	0.00%	0.65%	to	3.05%	-2.79%	to	-0.38%

	AST Mid-Cap Value Portfolio (merged December 13, 2024)
December 31, 2024	—	$27.29	to	$123.89	$—	0.00%	0.65%	to	3.05%	12.75%	to	15.41%
December 31, 2023	3,771	$24.13	to	$107.35	$261,345	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2022	4,008	$22.14	to	$96.40	$253,109	0.00%	0.65%	to	3.05%	-10.58%	to	-8.37%
December 31, 2021	5,386	$24.68	to	$105.21	$362,532	0.00%	0.65%	to	3.05%	29.56%	to	32.76%
December 31, 2020	5,293	$18.99	to	$79.25	$271,242	0.00%	0.65%	to	3.05%	-4.78%	to	-2.42%

	AST Small-Cap Equity Portfolio
December 31, 2024	8,262	$32.11	to	$90.63	$502,613	0.00%	0.65%	to	3.05%	11.34%	to	14.11%
December 31, 2023	4,840	$28.68	to	$79.42	$257,185	0.00%	0.65%	to	3.05%	13.54%	to	16.34%
December 31, 2022	5,086	$25.12	to	$68.27	$234,225	0.00%	0.65%	to	3.05%	-29.78%	to	-28.04%
December 31, 2021	2,862	$35.57	to	$94.88	$181,218	0.00%	0.65%	to	2.75%	1.66%	to	3.86%
December 31, 2020	3,188	$34.90	to	$91.35	$195,652	0.00%	0.65%	to	3.05%	43.87%	to	47.42%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2024	1,405	$13.66	to	$77.01	$67,178	0.00%	0.65%	to	2.75%	0.98%	to	3.18%
December 31, 2023	1,587	$13.53	to	$74.64	$73,314	0.00%	0.65%	to	2.75%	-1.43%	to	0.69%
December 31, 2022	1,663	$13.72	to	$74.13	$77,349	0.00%	0.65%	to	2.75%	3.18%	to	5.40%
December 31, 2021	2,928	$13.30	to	$70.33	$121,127	0.00%	0.65%	to	2.75%	20.40%	to	22.99%
December 31, 2020	3,430	$11.05	to	$57.18	$115,483	0.00%	0.65%	to	3.05%	-5.21%	to	-2.86%

	AST T. Rowe Price Asset Allocation Portfolio (merged December 6, 2024)
December 31, 2024	—	$19.69	to	$75.54	$—	0.00%	0.65%	to	3.05%	11.68%	to	14.27%
December 31, 2023	59,164	$17.59	to	$66.11	$2,239,747	0.00%	0.65%	to	3.05%	13.31%	to	16.11%
December 31, 2022	64,240	$15.49	to	$56.94	$2,101,550	0.00%	0.65%	to	3.05%	-18.90%	to	-16.89%
December 31, 2021	83,497	$19.07	to	$68.51	$3,269,883	0.00%	0.65%	to	3.05%	8.98%	to	11.68%
December 31, 2020	65,855	$17.46	to	$61.34	$2,342,097	0.00%	0.65%	to	3.05%	9.10%	to	11.80%

	AST MFS Global Equity Portfolio
December 31, 2024	2,760	$25.79	to	$55.32	$120,474	0.00%	0.65%	to	2.75%	2.60%	to	4.83%
December 31, 2023	3,086	$25.13	to	$52.91	$129,280	0.00%	0.65%	to	2.75%	10.89%	to	13.28%
December 31, 2022	3,281	$22.66	to	$46.83	$121,930	0.00%	0.65%	to	2.75%	-20.21%	to	-18.49%
December 31, 2021	4,396	$28.41	to	$57.59	$200,725	0.00%	0.65%	to	2.75%	13.64%	to	16.09%
December 31, 2020	5,093	$25.00	to	$49.74	$201,229	0.00%	0.65%	to	3.05%	10.70%	to	13.44%

	AST International Equity Portfolio
December 31, 2024	10,520	$17.35	to	$44.90	$380,139	0.00%	0.65%	to	3.05%	2.22%	to	4.77%
December 31, 2023	11,668	$16.92	to	$42.86	$405,075	0.00%	0.65%	to	3.05%	14.17%	to	16.99%
December 31, 2022	7,179	$14.77	to	$36.63	$211,437	0.00%	0.65%	to	3.05%	-30.86%	to	-29.15%
December 31, 2021	7,976	$21.30	to	$51.70	$335,133	0.00%	0.65%	to	3.05%	9.07%	to	11.77%
December 31, 2020	8,999	$19.47	to	$46.26	$341,079	0.00%	0.65%	to	3.05%	27.32%	to	30.47%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2024	114,932	$19.99	to	$37.78	$3,229,992	0.00%	0.65%	to	3.05%	10.89%	to	13.65%
December 31, 2023	132,345	$17.99	to	$33.37	$3,301,240	0.00%	0.65%	to	3.05%	14.50%	to	17.33%
December 31, 2022	140,206	$15.68	to	$28.56	$2,999,888	0.00%	0.65%	to	3.05%	-19.43%	to	-17.44%
December 31, 2021	167,294	$19.42	to	$34.73	$4,367,171	0.00%	0.65%	to	3.05%	13.41%	to	16.22%
December 31, 2020	185,227	$17.09	to	$30.01	$4,190,715	0.00%	0.65%	to	3.05%	9.96%	to	12.68%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2024	47,347	$11.94	to	$21.88	$787,579	0.00%	0.65%	to	3.05%	4.41%	to	7.01%
December 31, 2023	54,708	$11.41	to	$20.53	$854,987	0.00%	0.65%	to	3.05%	6.86%	to	9.50%
December 31, 2022	59,781	$10.66	to	$18.82	$855,752	0.00%	0.65%	to	3.05%	-16.08%	to	-14.01%
December 31, 2021	87,954	$12.67	to	$21.97	$1,488,909	0.00%	0.65%	to	3.05%	9.01%	to	11.71%
December 31, 2020	97,686	$11.60	to	$19.75	$1,489,398	0.00%	0.65%	to	3.05%	1.04%	to	3.54%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Balanced Asset Allocation Portfolio
December 31, 2024	165,871	$17.44	to	$30.85	$4,144,087	0.00%	0.65%	to	3.05%	8.47%	to	11.17%
December 31, 2023	91,293	$16.05	to	$27.86	$2,065,664	0.00%	0.65%	to	3.05%	12.25%	to	15.01%
December 31, 2022	100,027	$14.27	to	$24.32	$1,977,790	0.00%	0.65%	to	3.05%	-18.81%	to	-16.80%
December 31, 2021	98,657	$17.53	to	$29.36	$2,349,635	0.00%	0.65%	to	3.05%	9.40%	to	12.11%
December 31, 2020	109,846	$15.99	to	$26.29	$2,347,786	0.00%	0.65%	to	3.05%	8.36%	to	11.04%

	AST Preservation Asset Allocation Portfolio
December 31, 2024	40,443	$13.60	to	$21.91	$771,627	0.00%	0.65%	to	3.05%	4.50%	to	7.10%
December 31, 2023	46,769	$12.98	to	$20.46	$838,110	0.00%	0.65%	to	3.05%	8.38%	to	11.05%
December 31, 2022	52,058	$11.96	to	$18.42	$844,494	0.00%	0.65%	to	3.05%	-18.19%	to	-16.17%
December 31, 2021	72,797	$14.58	to	$22.05	$1,424,281	0.00%	0.65%	to	3.05%	3.00%	to	5.55%
December 31, 2020	82,395	$14.13	to	$20.97	$1,538,226	0.00%	0.65%	to	3.05%	5.76%	to	8.37%

	AST J.P. Morgan Moderate Multi-Asset Portfolio
December 31, 2024	17,317	$15.73	to	$29.78	$365,125	0.00%	0.65%	to	2.75%	6.80%	to	9.12%
December 31, 2023	19,350	$14.73	to	$27.40	$375,647	0.00%	0.65%	to	2.75%	10.76%	to	13.14%
December 31, 2022	20,610	$13.30	to	$24.32	$355,140	0.00%	0.65%	to	2.75%	-19.26%	to	-17.52%
December 31, 2021	27,020	$16.47	to	$29.60	$567,184	0.00%	0.65%	to	2.75%	9.32%	to	11.68%
December 31, 2020	29,412	$15.06	to	$26.61	$556,139	0.00%	0.65%	to	3.05%	9.71%	to	12.42%

	AST Core Fixed Income Portfolio
December 31, 2024	94,380	$10.13	to	$14.60	$1,236,081	0.00%	0.65%	to	3.05%	-1.68%	to	0.77%
December 31, 2023	98,671	$10.27	to	$14.49	$1,290,864	0.00%	0.65%	to	3.05%	3.12%	to	5.66%
December 31, 2022	101,389	$9.93	to	$13.71	$1,260,482	0.00%	0.65%	to	3.05%	-18.84%	to	-16.83%
December 31, 2021	42,949	$12.20	to	$16.49	$648,118	0.00%	0.65%	to	3.05%	-5.22%	to	-2.87%
December 31, 2020	42,790	$12.83	to	$16.98	$668,453	0.00%	0.65%	to	3.05%	4.81%	to	7.41%

	Davis Equity Portfolio
December 31, 2024	26	$35.78	to	$46.96	$938	1.06%	1.40%	to	1.65%	16.10%	to	16.39%
December 31, 2023	28	$30.74	to	$40.45	$874	1.36%	1.40%	to	1.65%	30.45%	to	30.78%
December 31, 2022	30	$23.50	to	$31.01	$708	1.19%	1.40%	to	1.65%	-21.45%	to	-21.25%
December 31, 2021	35	$29.85	to	$39.48	$1,048	0.59%	1.40%	to	1.65%	15.91%	to	16.20%
December 31, 2020	36	$25.68	to	$34.06	$943	0.72%	1.40%	to	1.65%	9.88%	to	10.16%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2024	5	$84.32	to	$84.32	$462	2.30%	1.00%	to	1.00%	22.86%	to	22.86%
December 31, 2023	6	$68.63	to	$68.63	$383	0.00%	1.00%	to	1.00%	25.37%	to	25.37%
December 31, 2022	6	$54.74	to	$54.74	$313	0.00%	1.00%	to	1.00%	-36.41%	to	-36.41%
December 31, 2021	6	$86.09	to	$86.09	$552	0.00%	1.00%	to	1.00%	-3.87%	to	-3.87%
December 31, 2020	7	$89.56	to	$89.56	$645	0.00%	1.00%	to	1.00%	69.42%	to	69.42%

	ProFund VP Asia 30
December 31, 2024	153	$12.67	to	$32.57	$3,592	0.77%	0.65%	to	2.50%	8.76%	to	10.83%
December 31, 2023	167	$11.64	to	$29.46	$3,631	0.11%	0.65%	to	2.50%	1.71%	to	3.64%
December 31, 2022	194	$11.44	to	$28.50	$4,067	0.49%	0.65%	to	2.50%	-26.31%	to	-24.92%
December 31, 2021	196	$15.52	to	$38.05	$5,589	0.00%	0.65%	to	2.50%	-20.56%	to	-19.05%
December 31, 2020	236	$19.53	to	$47.12	$8,409	1.08%	0.65%	to	2.50%	32.16%	to	34.67%

	ProFund VP Banks
December 31, 2024	227	$9.20	to	$28.49	$2,949	2.02%	0.65%	to	2.50%	19.17%	to	21.44%
December 31, 2023	278	$7.72	to	$23.80	$3,049	1.38%	0.65%	to	2.50%	7.64%	to	9.67%
December 31, 2022	251	$7.18	to	$22.01	$2,537	0.82%	0.65%	to	2.50%	-21.88%	to	-20.40%
December 31, 2021	363	$9.19	to	$28.04	$4,479	0.87%	0.65%	to	2.50%	30.74%	to	33.22%
December 31, 2020	301	$7.03	to	$11.38	$2,781	2.21%	0.65%	to	2.50%	-17.34%	to	-15.77%

	ProFund VP Bear
December 31, 2024	906	$0.40	to	$0.78	$599	7.95%	0.65%	to	2.45%	-15.83%	to	-14.27%
December 31, 2023	1,385	$0.48	to	$0.91	$1,060	0.23%	0.65%	to	2.50%	-17.37%	to	-15.82%
December 31, 2022	1,981	$0.58	to	$1.08	$1,684	0.00%	0.65%	to	2.50%	14.20%	to	16.35%
December 31, 2021	1,506	$0.50	to	$0.93	$1,183	0.00%	0.65%	to	2.45%	-26.48%	to	-25.12%
December 31, 2020	1,343	$0.68	to	$1.24	$1,379	0.50%	0.65%	to	2.45%	-27.44%	to	-26.10%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Biotechnology
December 31, 2024	113	$37.54	to	$80.37	$4,730	0.00%	0.65%	to	1.90%	-2.05%	to	-0.80%
December 31, 2023	139	$38.13	to	$81.23	$5,924	0.00%	0.65%	to	1.90%	8.06%	to	9.43%
December 31, 2022	149	$35.11	to	$74.41	$5,790	0.00%	0.65%	to	1.90%	-9.46%	to	-8.31%
December 31, 2021	172	$38.58	to	$81.36	$7,371	0.00%	0.65%	to	1.90%	13.54%	to	14.98%
December 31, 2020	207	$33.81	to	$70.94	$7,723	0.02%	0.65%	to	1.90%	13.18%	to	14.63%

	ProFund VP Materials
December 31, 2024	120	$17.26	to	$38.13	$3,580	0.42%	0.65%	to	2.65%	-4.17%	to	-2.19%
December 31, 2023	137	$18.01	to	$39.09	$4,223	0.46%	0.65%	to	2.65%	9.41%	to	11.65%
December 31, 2022	166	$16.46	to	$35.10	$4,584	0.19%	0.65%	to	2.65%	-11.54%	to	-9.73%
December 31, 2021	169	$18.61	to	$38.98	$5,247	0.31%	0.65%	to	2.65%	22.30%	to	24.81%
December 31, 2020	191	$15.21	to	$31.31	$4,775	0.66%	0.65%	to	2.65%	13.40%	to	15.73%

	ProFund VP UltraBull
December 31, 2024	134	$60.30	to	$137.84	$9,258	0.70%	0.65%	to	1.65%	39.66%	to	41.09%
December 31, 2023	138	$43.06	to	$97.94	$6,629	0.00%	0.65%	to	1.65%	42.85%	to	44.29%
December 31, 2022	173	$30.07	to	$68.05	$5,844	0.00%	0.65%	to	1.65%	-40.12%	to	-39.52%
December 31, 2021	204	$50.09	to	$112.79	$11,515	0.00%	0.65%	to	1.90%	55.14%	to	57.11%
December 31, 2020	241	$32.12	to	$71.97	$8,708	0.82%	0.65%	to	1.90%	17.55%	to	19.05%

	ProFund VP Bull
December 31, 2024	340	$34.85	to	$53.40	$13,940	0.68%	0.65%	to	2.40%	19.54%	to	21.69%
December 31, 2023	393	$29.11	to	$43.99	$13,517	0.00%	0.65%	to	2.40%	20.78%	to	22.94%
December 31, 2022	516	$24.07	to	$35.87	$14,436	0.00%	0.65%	to	2.40%	-21.66%	to	-20.26%
December 31, 2021	520	$30.67	to	$45.10	$18,550	0.00%	0.65%	to	2.40%	23.30%	to	25.51%
December 31, 2020	563	$24.84	to	$36.02	$16,209	0.08%	0.65%	to	2.45%	13.19%	to	15.28%

	ProFund VP Consumer Discretionary
December 31, 2024	196	$34.01	to	$58.48	$8,020	0.00%	0.65%	to	2.65%	21.12%	to	23.62%
December 31, 2023	228	$28.08	to	$51.31	$7,582	0.00%	0.65%	to	2.65%	28.57%	to	31.20%
December 31, 2022	166	$21.84	to	$36.27	$4,296	0.00%	0.65%	to	2.65%	-33.34%	to	-31.98%
December 31, 2021	272	$32.77	to	$58.43	$10,419	0.00%	0.65%	to	2.65%	7.31%	to	9.51%
December 31, 2020	301	$30.53	to	$53.79	$10,600	0.00%	0.65%	to	2.65%	24.95%	to	27.51%

	ProFund VP Consumer Staples
December 31, 2024	186	$22.12	to	$40.38	$5,689	1.51%	0.65%	to	2.75%	7.31%	to	9.64%
December 31, 2023	211	$20.62	to	$36.93	$5,929	0.21%	0.65%	to	2.75%	1.07%	to	3.25%
December 31, 2022	226	$20.40	to	$35.85	$6,239	0.05%	0.65%	to	2.75%	-26.76%	to	-25.19%
December 31, 2021	325	$27.85	to	$48.04	$12,044	0.41%	0.65%	to	2.75%	16.36%	to	18.87%
December 31, 2020	359	$23.94	to	$40.52	$11,312	0.82%	0.65%	to	2.75%	27.45%	to	30.20%

	ProFund VP Energy
December 31, 2024	326	$14.40	to	$35.22	$8,492	2.20%	0.65%	to	2.50%	1.16%	to	3.09%
December 31, 2023	377	$14.23	to	$34.25	$9,474	2.29%	0.65%	to	2.50%	-4.93%	to	-3.13%
December 31, 2022	522	$14.96	to	$35.45	$13,679	1.33%	0.65%	to	2.50%	55.46%	to	58.40%
December 31, 2021	521	$9.62	to	$22.44	$8,803	1.92%	0.65%	to	2.50%	48.14%	to	50.94%
December 31, 2020	474	$6.49	to	$14.90	$5,380	2.51%	0.65%	to	2.45%	-36.07%	to	-34.89%

	ProFund VP Europe 30
December 31, 2024	235	$11.93	to	$24.51	$3,771	1.94%	0.65%	to	2.25%	1.99%	to	3.67%
December 31, 2023	306	$11.58	to	$23.70	$4,760	2.18%	0.65%	to	2.25%	14.83%	to	16.71%
December 31, 2022	363	$9.98	to	$20.36	$4,838	1.19%	0.65%	to	2.40%	-9.97%	to	-8.36%
December 31, 2021	495	$10.96	to	$22.27	$7,200	0.91%	0.65%	to	2.40%	21.54%	to	23.72%
December 31, 2020	562	$8.91	to	$18.05	$6,657	2.80%	0.65%	to	2.50%	-11.50%	to	-9.82%

	ProFund VP Financials
December 31, 2024	425	$14.81	to	$45.91	$9,507	0.27%	0.65%	to	2.75%	24.90%	to	27.61%
December 31, 2023	464	$11.86	to	$36.27	$8,228	0.46%	0.65%	to	2.75%	10.76%	to	13.15%
December 31, 2022	569	$10.71	to	$32.32	$8,877	0.09%	0.65%	to	2.75%	-17.47%	to	-15.69%
December 31, 2021	741	$12.97	to	$38.64	$14,051	0.38%	0.65%	to	2.75%	26.53%	to	29.26%
December 31, 2020	774	$10.25	to	$30.14	$11,401	0.69%	0.65%	to	2.75%	-4.47%	to	-2.41%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP U.S. Government Plus
December 31, 2024	180	$7.55	to	$14.20	$2,197	3.37%	0.65%	to	2.25%	-14.80%	to	-13.40%
December 31, 2023	242	$8.84	to	$16.40	$3,362	3.90%	0.65%	to	2.25%	-2.20%	to	-0.61%
December 31, 2022	190	$9.02	to	$16.50	$2,697	0.00%	0.65%	to	2.25%	-43.01%	to	-42.08%
December 31, 2021	221	$15.79	to	$28.48	$5,393	0.00%	0.65%	to	2.50%	-9.41%	to	-7.69%
December 31, 2020	283	$16.54	to	$30.85	$7,411	0.04%	0.65%	to	2.50%	17.67%	to	19.91%

	ProFund VP Health Care
December 31, 2024	482	$31.37	to	$47.84	$16,838	0.06%	0.65%	to	2.50%	-1.72%	to	0.16%
December 31, 2023	526	$31.56	to	$48.16	$18,416	0.00%	0.65%	to	2.50%	-1.69%	to	0.17%
December 31, 2022	620	$31.75	to	$48.47	$21,999	0.00%	0.65%	to	2.50%	-8.37%	to	-6.63%
December 31, 2021	785	$33.65	to	$52.33	$29,954	0.04%	0.65%	to	2.65%	18.32%	to	20.75%
December 31, 2020	915	$28.44	to	$43.69	$29,206	0.00%	0.65%	to	2.65%	11.40%	to	13.69%

	ProFund Access VP High Yield Fund
December 31, 2024	85	$21.04	to	$25.67	$1,949	5.07%	0.65%	to	1.65%	4.55%	to	5.62%
December 31, 2023	98	$20.12	to	$24.31	$2,152	5.20%	0.65%	to	1.65%	8.61%	to	9.71%
December 31, 2022	111	$18.53	to	$22.15	$2,229	3.00%	0.65%	to	1.65%	-9.48%	to	-8.56%
December 31, 2021	158	$20.47	to	$24.23	$3,463	2.36%	0.65%	to	1.65%	-1.38%	to	-0.38%
December 31, 2020	212	$20.76	to	$24.32	$4,682	5.45%	0.65%	to	1.65%	-1.71%	to	-0.71%

	ProFund VP Industrials
December 31, 2024	143	$36.18	to	$57.46	$5,929	0.18%	0.65%	to	2.45%	12.62%	to	14.71%
December 31, 2023	166	$32.06	to	$50.22	$6,075	0.00%	0.65%	to	2.45%	13.46%	to	15.54%
December 31, 2022	190	$28.20	to	$43.57	$6,023	0.00%	0.65%	to	2.45%	-17.67%	to	-16.15%
December 31, 2021	271	$34.18	to	$52.10	$10,210	0.00%	0.65%	to	2.45%	13.55%	to	15.65%
December 31, 2020	259	$30.04	to	$45.16	$8,487	0.18%	0.65%	to	2.45%	13.90%	to	16.00%

	ProFund VP Internet
December 31, 2024	49	$123.56	to	$162.94	$6,773	0.00%	0.65%	to	1.65%	27.20%	to	28.50%
December 31, 2023	52	$97.14	to	$127.13	$5,569	0.00%	0.65%	to	1.65%	47.39%	to	48.88%
December 31, 2022	50	$65.91	to	$85.60	$3,651	0.00%	0.65%	to	1.65%	-47.02%	to	-46.48%
December 31, 2021	62	$124.40	to	$160.35	$8,382	0.00%	0.65%	to	1.65%	3.56%	to	4.62%
December 31, 2020	68	$120.12	to	$153.66	$8,931	0.00%	0.65%	to	1.65%	48.34%	to	49.84%

	ProFund VP Japan
December 31, 2024	112	$20.67	to	$35.97	$2,730	2.51%	0.65%	to	2.45%	19.21%	to	21.42%
December 31, 2023	188	$17.30	to	$29.70	$3,695	0.00%	0.65%	to	2.45%	31.23%	to	33.64%
December 31, 2022	198	$13.16	to	$22.28	$2,908	0.00%	0.65%	to	2.45%	-12.13%	to	-10.51%
December 31, 2021	251	$14.94	to	$24.96	$4,162	0.00%	0.65%	to	2.45%	1.35%	to	3.22%
December 31, 2020	294	$14.08	to	$24.24	$4,840	0.29%	0.65%	to	2.50%	13.04%	to	15.18%

	ProFund VP Precious Metals
December 31, 2024	747	$6.17	to	$11.87	$7,185	3.31%	0.65%	to	2.50%	3.90%	to	5.88%
December 31, 2023	1,092	$5.94	to	$11.24	$10,184	0.00%	0.65%	to	2.50%	-1.05%	to	0.82%
December 31, 2022	1,115	$6.00	to	$11.18	$10,307	0.00%	0.65%	to	2.50%	-13.24%	to	-11.60%
December 31, 2021	1,227	$6.91	to	$12.68	$12,797	0.00%	0.65%	to	2.50%	-11.21%	to	-9.53%
December 31, 2020	1,436	$7.78	to	$14.05	$16,625	0.24%	0.65%	to	2.50%	21.00%	to	23.30%

	ProFund VP Mid-Cap Growth
December 31, 2024	289	$31.55	to	$54.06	$11,355	0.00%	0.65%	to	2.50%	11.03%	to	13.15%
December 31, 2023	328	$28.42	to	$47.90	$11,363	0.00%	0.65%	to	2.50%	12.68%	to	14.81%
December 31, 2022	344	$25.22	to	$41.82	$10,429	0.00%	0.65%	to	2.50%	-22.33%	to	-20.86%
December 31, 2021	470	$32.47	to	$52.98	$18,327	0.00%	0.65%	to	2.50%	14.04%	to	16.21%
December 31, 2020	482	$28.47	to	$45.71	$16,375	0.00%	0.65%	to	2.50%	17.88%	to	20.11%

	ProFund VP Mid-Cap Value
December 31, 2024	228	$30.19	to	$53.52	$8,870	0.26%	0.65%	to	2.50%	7.08%	to	9.13%
December 31, 2023	265	$28.19	to	$49.17	$9,311	0.29%	0.65%	to	2.50%	10.62%	to	12.72%
December 31, 2022	328	$25.48	to	$43.73	$10,225	0.14%	0.65%	to	2.50%	-10.74%	to	-9.05%
December 31, 2021	387	$28.55	to	$48.20	$13,478	0.28%	0.65%	to	2.50%	25.32%	to	27.70%
December 31, 2020	389	$22.78	to	$37.84	$10,696	0.42%	0.65%	to	2.50%	-0.26%	to	1.63%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Pharmaceuticals
December 31, 2024	66	$16.51	to	$26.81	$1,250	0.00%	0.65%	to	2.45%	0.86%	to	2.73%
December 31, 2023	78	$16.23	to	$26.47	$1,436	0.53%	0.65%	to	2.50%	-7.85%	to	-6.11%
December 31, 2022	102	$17.46	to	$28.59	$2,019	0.08%	0.65%	to	2.50%	-8.47%	to	-6.74%
December 31, 2021	120	$18.91	to	$31.10	$2,571	0.27%	0.65%	to	2.45%	8.48%	to	10.48%
December 31, 2020	134	$17.30	to	$28.55	$2,584	0.11%	0.65%	to	2.45%	9.76%	to	11.78%

	ProFund VP Real Estate
December 31, 2024	127	$14.83	to	$37.97	$3,930	1.43%	0.65%	to	2.75%	0.68%	to	2.87%
December 31, 2023	147	$14.73	to	$36.91	$4,548	1.17%	0.65%	to	2.75%	6.72%	to	9.02%
December 31, 2022	146	$13.80	to	$33.85	$4,165	0.71%	0.65%	to	2.75%	-28.58%	to	-27.03%
December 31, 2021	195	$19.32	to	$46.40	$7,641	0.03%	0.65%	to	2.75%	33.31%	to	36.19%
December 31, 2020	214	$14.50	to	$34.07	$6,124	1.58%	0.65%	to	2.75%	-8.87%	to	-6.90%

	ProFund VP Rising Rates Opportunity
December 31, 2024	1,079	$1.48	to	$2.96	$1,769	4.61%	0.65%	to	2.65%	15.84%	to	18.22%
December 31, 2023	1,276	$1.26	to	$2.54	$1,826	0.17%	0.65%	to	2.65%	-0.93%	to	1.08%
December 31, 2022	3,154	$1.26	to	$2.55	$4,339	0.00%	0.65%	to	2.65%	54.29%	to	57.44%
December 31, 2021	2,141	$0.81	to	$1.64	$1,875	0.00%	0.65%	to	2.65%	-2.72%	to	-0.72%
December 31, 2020	1,191	$0.82	to	$1.68	$1,079	0.82%	0.65%	to	2.65%	-28.65%	to	-27.17%

	ProFund VP Nasdaq-100
December 31, 2024	486	$43.27	to	$129.89	$27,517	0.41%	0.65%	to	2.50%	20.33%	to	22.62%
December 31, 2023	540	$35.56	to	$106.19	$25,325	0.00%	0.65%	to	2.50%	48.39%	to	51.19%
December 31, 2022	524	$23.70	to	$70.41	$16,113	0.00%	0.65%	to	2.50%	-35.56%	to	-34.34%
December 31, 2021	731	$36.36	to	$107.51	$34,899	0.00%	0.65%	to	2.50%	21.69%	to	23.99%
December 31, 2020	910	$29.55	to	$86.92	$35,256	0.00%	0.65%	to	2.50%	41.93%	to	44.62%

	ProFund VP Semiconductor
December 31, 2024	189	$85.22	to	$169.29	$17,379	0.00%	0.65%	to	1.90%	67.47%	to	69.61%
December 31, 2023	156	$50.76	to	$100.06	$8,549	0.00%	0.65%	to	1.65%	90.49%	to	92.41%
December 31, 2022	101	$26.65	to	$52.13	$2,914	0.00%	0.65%	to	1.65%	-38.53%	to	-37.91%
December 31, 2021	147	$43.35	to	$84.18	$7,132	0.00%	0.65%	to	1.65%	46.04%	to	47.52%
December 31, 2020	126	$29.68	to	$57.20	$4,109	0.33%	0.65%	to	1.65%	42.46%	to	43.91%

	ProFund VP Small-Cap Growth
December 31, 2024	231	$25.16	to	$57.26	$9,501	0.00%	0.65%	to	2.75%	4.82%	to	7.09%
December 31, 2023	261	$24.01	to	$53.60	$10,132	0.00%	0.65%	to	2.75%	12.04%	to	14.45%
December 31, 2022	256	$21.43	to	$46.96	$8,779	0.00%	0.65%	to	2.75%	-24.54%	to	-22.92%
December 31, 2021	370	$28.40	to	$61.07	$16,536	0.00%	0.65%	to	2.75%	17.32%	to	19.86%
December 31, 2020	399	$24.20	to	$51.08	$15,016	0.00%	0.65%	to	2.75%	14.16%	to	16.63%

	ProFund VP Short Mid-Cap
December 31, 2024	71	$0.53	to	$0.65	$41	9.10%	0.65%	to	1.65%	-8.11%	to	-7.17%
December 31, 2023	72	$0.58	to	$0.70	$47	0.50%	0.65%	to	1.65%	-10.85%	to	-9.94%
December 31, 2022	131	$0.64	to	$0.77	$93	0.00%	0.65%	to	1.65%	7.58%	to	8.66%
December 31, 2021	61	$0.60	to	$0.71	$42	0.00%	0.65%	to	1.65%	-25.33%	to	-24.56%
December 31, 2020	56	$0.80	to	$0.94	$51	0.35%	0.65%	to	1.65%	-27.86%	to	-27.12%

	ProFund VP Short Nasdaq-100
December 31, 2024	3,366	$0.12	to	$0.18	$508	6.79%	0.65%	to	2.25%	-18.12%	to	-16.73%
December 31, 2023	4,939	$0.15	to	$0.28	$890	0.00%	0.65%	to	2.50%	-34.08%	to	-32.81%
December 31, 2022	7,788	$0.22	to	$0.42	$2,124	0.00%	0.65%	to	2.50%	31.70%	to	34.15%
December 31, 2021	2,598	$0.17	to	$0.32	$545	0.00%	0.65%	to	2.25%	-26.82%	to	-25.60%
December 31, 2020	920	$0.23	to	$0.34	$264	0.16%	0.65%	to	2.25%	-44.06%	to	-43.15%

	ProFund VP Short Small-Cap
December 31, 2024	267	$0.53	to	$0.65	$153	6.96%	0.65%	to	1.65%	-8.05%	to	-7.12%
December 31, 2023	416	$0.58	to	$0.70	$263	0.19%	0.65%	to	1.65%	-12.35%	to	-11.45%
December 31, 2022	493	$0.66	to	$0.79	$346	0.00%	0.65%	to	1.65%	15.88%	to	17.05%
December 31, 2021	345	$0.57	to	$0.67	$208	0.00%	0.65%	to	1.65%	-20.39%	to	-19.58%
December 31, 2020	104	$0.71	to	$0.84	$81	0.28%	0.65%	to	1.65%	-33.09%	to	-32.41%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Value
December 31, 2024	216	$20.28	to	$46.79	$6,647	0.36%		0.65%	to	2.75%	2.95%	to	5.18%
December 31, 2023	252	$19.70	to	$44.60	$7,493	0.02%		0.65%	to	2.75%	9.84%	to	12.20%
December 31, 2022	281	$17.94	to	$39.85	$7,482	0.00%	(1)	0.65%	to	2.75%	-14.82%	to	-12.98%
December 31, 2021	381	$21.06	to	$45.91	$11,759	0.09%		0.65%	to	2.75%	25.03%	to	27.72%
December 31, 2020	412	$16.84	to	$36.03	$9,928	0.03%		0.65%	to	2.75%	-1.72%	to	0.40%

	ProFund VP Technology
December 31, 2024	198	$38.69	to	$116.34	$9,047	0.00%		0.65%	to	1.65%	17.81%	to	19.01%
December 31, 2023	230	$32.76	to	$98.00	$8,818	0.00%		0.65%	to	1.65%	55.35%	to	56.93%
December 31, 2022	240	$21.03	to	$62.61	$5,861	0.00%		0.65%	to	1.65%	-36.78%	to	-36.14%
December 31, 2021	347	$33.19	to	$98.29	$13,299	0.00%		0.65%	to	1.65%	32.73%	to	34.08%
December 31, 2020	414	$24.94	to	$73.49	$11,748	0.00%		0.65%	to	1.65%	42.42%	to	43.86%

	ProFund VP Communication Services
December 31, 2024	281	$11.08	to	$29.06	$4,649	0.00%		0.65%	to	2.75%	28.98%	to	31.78%
December 31, 2023	275	$8.47	to	$22.14	$3,300	0.98%		0.65%	to	2.75%	28.21%	to	30.96%
December 31, 2022	207	$6.52	to	$16.65	$1,924	1.91%		0.65%	to	2.75%	-23.38%	to	-21.73%
December 31, 2021	307	$8.39	to	$21.32	$3,770	1.11%		0.65%	to	2.75%	15.16%	to	17.64%
December 31, 2020	333	$7.18	to	$18.17	$3,519	0.95%		0.65%	to	2.75%	0.31%	to	2.48%

	ProFund VP UltraMid-Cap
December 31, 2024	87	$54.68	to	$115.50	$5,773	0.68%		0.65%	to	2.50%	14.08%	to	16.26%
December 31, 2023	126	$47.93	to	$99.60	$7,010	0.00%		0.65%	to	2.50%	19.16%	to	21.42%
December 31, 2022	115	$40.22	to	$82.24	$5,442	0.00%		0.65%	to	2.50%	-33.86%	to	-32.61%
December 31, 2021	142	$60.82	to	$122.34	$10,093	0.00%		0.65%	to	2.50%	43.00%	to	45.72%
December 31, 2020	165	$42.44	to	$84.17	$8,386	0.24%		0.65%	to	2.45%	2.64%	to	4.54%

	ProFund VP UltraNasdaq-100
December 31, 2024	1,617	$38.09	to	$634.64	$79,858	0.30%		0.65%	to	1.65%	39.07%	to	40.49%
December 31, 2023	1,864	$27.32	to	$452.88	$64,198	0.00%		0.65%	to	1.65%	111.93%	to	114.07%
December 31, 2022	1,332	$12.86	to	$212.09	$20,529	0.00%		0.65%	to	1.65%	-61.58%	to	-61.18%
December 31, 2021	2,195	$33.38	to	$547.78	$89,893	0.00%		0.65%	to	1.65%	50.00%	to	51.52%
December 31, 2020	2,579	$22.20	to	$362.44	$73,099	0.00%		0.65%	to	1.65%	83.22%	to	85.08%

	ProFund VP UltraSmall-Cap
December 31, 2024	99	$25.83	to	$60.65	$2,850	0.71%		0.65%	to	1.65%	8.86%	to	9.97%
December 31, 2023	163	$23.67	to	$55.29	$4,305	0.00%		0.65%	to	1.65%	20.41%	to	21.64%
December 31, 2022	143	$19.61	to	$45.57	$3,167	0.00%		0.65%	to	1.65%	-44.61%	to	-44.05%
December 31, 2021	186	$35.31	to	$81.66	$7,316	0.00%		0.65%	to	1.65%	21.27%	to	22.50%
December 31, 2020	193	$29.05	to	$66.83	$6,274	0.13%		0.65%	to	1.65%	14.47%	to	15.63%

	ProFund VP Utilities
December 31, 2024	351	$22.11	to	$51.14	$11,036	1.60%		0.65%	to	2.75%	17.92%	to	20.48%
December 31, 2023	391	$18.75	to	$42.56	$10,225	1.32%		0.65%	to	2.75%	-11.10%	to	-9.18%
December 31, 2022	558	$21.09	to	$46.98	$16,102	1.03%		0.65%	to	2.75%	-2.99%	to	-0.90%
December 31, 2021	545	$21.74	to	$47.52	$15,808	1.50%		0.65%	to	2.75%	12.24%	to	14.66%
December 31, 2020	658	$19.37	to	$41.55	$16,954	1.57%		0.65%	to	2.75%	-5.08%	to	-3.03%

	ProFund VP Large-Cap Growth
December 31, 2024	374	$41.61	to	$73.50	$19,620	0.00%		0.65%	to	2.50%	30.42%	to	32.91%
December 31, 2023	400	$31.91	to	$55.52	$16,042	0.00%		0.65%	to	2.50%	24.68%	to	27.04%
December 31, 2022	351	$25.59	to	$43.88	$11,187	0.00%		0.65%	to	2.50%	-32.37%	to	-31.09%
December 31, 2021	455	$37.84	to	$63.94	$21,195	0.00%		0.65%	to	2.50%	26.62%	to	29.02%
December 31, 2020	503	$29.89	to	$49.76	$18,325	0.00%		0.65%	to	2.50%	27.66%	to	30.08%

	ProFund VP Large-Cap Value
December 31, 2024	385	$22.04	to	$41.53	$10,790	0.37%		0.65%	to	2.50%	7.65%	to	9.70%
December 31, 2023	398	$20.47	to	$38.16	$10,294	0.48%		0.65%	to	2.50%	17.10%	to	19.31%
December 31, 2022	465	$17.48	to	$32.25	$10,117	0.48%		0.65%	to	2.50%	-9.15%	to	-7.43%
December 31, 2021	438	$19.24	to	$32.50	$10,424	0.99%		0.65%	to	2.50%	19.85%	to	22.13%
December 31, 2020	537	$16.05	to	$26.99	$10,559	1.14%		0.65%	to	2.50%	-2.56%	to	-0.71%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Rydex VT Nova Fund
December 31, 2024	40	$39.56	to	$43.89	$1,586	0.00%	1.00%	to	1.40%	30.89%	to	31.42%
December 31, 2023	46	$30.22	to	$33.39	$1,383	0.00%	1.00%	to	1.40%	33.19%	to	33.73%
December 31, 2022	48	$22.69	to	$24.97	$1,090	0.41%	1.00%	to	1.40%	-31.24%	to	-30.96%
December 31, 2021	53	$33.00	to	$36.17	$1,756	0.35%	1.00%	to	1.40%	40.20%	to	40.76%
December 31, 2020	58	$23.54	to	$25.70	$1,369	0.91%	1.00%	to	1.40%	18.35%	to	18.83%

	Rydex VT NASDAQ-100® Fund
December 31, 2024	194	$53.45	to	$118.04	$10,430	0.21%	0.65%	to	1.65%	21.85%	to	23.10%
December 31, 2023	223	$43.75	to	$96.87	$9,806	0.00%	0.65%	to	1.65%	50.70%	to	52.23%
December 31, 2022	243	$28.96	to	$64.28	$7,053	0.00%	0.65%	to	1.65%	-35.23%	to	-34.57%
December 31, 2021	271	$44.59	to	$99.24	$12,096	0.00%	0.65%	to	1.65%	23.47%	to	24.73%
December 31, 2020	317	$36.02	to	$80.37	$11,444	0.29%	0.65%	to	1.65%	42.57%	to	44.02%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2024	9	$0.73	to	$0.81	$7	12.42%	1.00%	to	1.40%	-14.32%	to	-13.98%
December 31, 2023	8	$0.85	to	$0.94	$7	2.92%	1.00%	to	1.40%	-16.14%	to	-15.80%
December 31, 2022	14	$1.01	to	$1.11	$14	0.00%	1.00%	to	1.40%	14.97%	to	15.42%
December 31, 2021	14	$0.88	to	$0.96	$13	0.00%	1.00%	to	1.40%	-25.50%	to	-25.20%
December 31, 2020	11	$1.18	to	$1.29	$13	0.69%	1.00%	to	1.40%	-26.07%	to	-25.77%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2024	356	$26.84	to	$49.92	$14,976	0.00%	0.65%	to	2.65%	1.39%	to	3.49%
December 31, 2023	420	$26.48	to	$48.24	$17,162	0.00%	0.65%	to	2.65%	0.30%	to	2.35%
December 31, 2022	480	$26.40	to	$47.13	$19,307	0.00%	0.65%	to	2.65%	-15.61%	to	-13.88%
December 31, 2021	543	$31.28	to	$54.73	$25,409	0.20%	0.65%	to	2.65%	9.32%	to	11.57%
December 31, 2020	610	$28.61	to	$49.05	$25,813	0.30%	0.65%	to	2.65%	11.43%	to	13.72%

	Invesco V.I. Technology Fund (Series I)
December 31, 2024	711	$18.74	to	$50.42	$20,962	0.00%	0.65%	to	1.75%	31.91%	to	33.39%
December 31, 2023	810	$14.13	to	$63.77	$18,043	0.00%	0.65%	to	1.75%	44.38%	to	45.99%
December 31, 2022	912	$9.74	to	$43.79	$14,015	0.00%	0.65%	to	1.75%	-41.00%	to	-40.34%
December 31, 2021	1,010	$16.43	to	$73.59	$26,487	0.00%	0.65%	to	1.75%	12.41%	to	13.67%
December 31, 2020	1,159	$14.54	to	$64.90	$27,009	0.00%	0.65%	to	1.75%	43.56%	to	45.17%

	Allspring VT Index Asset Allocation Fund (Class 2)
December 31, 2024	199	$38.96	to	$73.16	$14,538	1.32%	1.40%	to	1.65%	12.96%	to	13.25%
December 31, 2023	219	$34.49	to	$64.60	$14,159	0.96%	1.40%	to	1.65%	14.78%	to	15.07%
December 31, 2022	239	$30.05	to	$56.14	$13,388	0.63%	1.40%	to	1.65%	-18.39%	to	-18.18%
December 31, 2021	268	$36.82	to	$68.61	$18,374	0.58%	1.40%	to	1.65%	14.08%	to	14.37%
December 31, 2020	295	$32.28	to	$59.99	$17,652	0.82%	1.40%	to	1.65%	14.67%	to	14.96%

	Allspring VT International Equity Fund (Class 2) (liquidated April 30, 2024)
December 31, 2024	—	$10.52	to	$17.49	$—	1.85%	1.40%	to	1.90%	0.32%	to	0.49%
December 31, 2023	17	$10.47	to	$17.42	$194	1.45%	1.40%	to	1.90%	13.37%	to	13.95%
December 31, 2022	18	$9.19	to	$15.33	$174	3.65%	1.40%	to	1.90%	-13.56%	to	-13.12%
December 31, 2021	19	$10.58	to	$17.69	$210	1.09%	1.40%	to	1.90%	4.84%	to	5.37%
December 31, 2020	20	$10.04	to	$16.83	$213	2.56%	1.40%	to	1.90%	2.94%	to	3.46%

	Allspring VT Small Cap Growth Fund (Class 2)
December 31, 2024	22	$39.69	to	$63.96	$857	0.00%	1.40%	to	1.65%	16.73%	to	17.03%
December 31, 2023	27	$33.91	to	$54.79	$911	0.00%	1.40%	to	1.65%	2.39%	to	2.65%
December 31, 2022	31	$33.04	to	$53.51	$1,027	0.00%	1.40%	to	1.65%	-35.50%	to	-35.34%
December 31, 2021	35	$51.09	to	$82.96	$1,777	0.00%	1.40%	to	1.65%	5.86%	to	6.13%
December 31, 2020	40	$48.14	to	$78.37	$1,946	0.00%	1.40%	to	1.65%	55.18%	to	55.58%

	AST Prudential Growth Allocation Portfolio
December 31, 2024	123,294	$15.48	to	$31.89	$2,680,857	0.00%	0.65%	to	3.05%	10.20%	to	12.95%
December 31, 2023	138,759	$14.02	to	$28.35	$2,684,318	0.00%	0.65%	to	3.05%	14.47%	to	17.29%
December 31, 2022	133,485	$12.22	to	$24.27	$2,210,442	0.00%	0.65%	to	3.05%	-20.79%	to	-18.83%
December 31, 2021	193,479	$15.40	to	$30.02	$3,982,816	0.00%	0.65%	to	3.05%	13.14%	to	15.94%
December 31, 2020	214,233	$13.58	to	$26.00	$3,823,995	0.00%	0.65%	to	3.05%	2.63%	to	5.17%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Advanced Strategies Portfolio
December 31, 2024	38,648	$18.01	to	$32.99	$978,761	0.00%	0.65%	to	3.05%	7.59%	to	10.27%
December 31, 2023	44,733	$16.70	to	$30.04	$1,033,799	0.00%	0.65%	to	3.05%	11.00%	to	13.74%
December 31, 2022	49,369	$15.02	to	$26.52	$1,008,311	0.00%	0.65%	to	3.05%	-19.16%	to	-17.16%
December 31, 2021	61,573	$18.54	to	$32.14	$1,530,769	0.00%	0.65%	to	3.05%	10.36%	to	13.09%
December 31, 2020	68,669	$16.76	to	$28.53	$1,519,030	0.00%	0.65%	to	3.05%	7.31%	to	9.96%

	AST Investment Grade Bond Portfolio
December 31, 2024	131,896	$13.66	to	$19.90	$2,311,394	0.00%	0.65%	to	2.45%	-0.56%	to	1.29%
December 31, 2023	155,507	$13.74	to	$19.65	$2,714,068	0.00%	0.65%	to	2.45%	3.88%	to	5.80%
December 31, 2022	211,622	$13.22	to	$18.57	$3,529,367	0.00%	0.65%	to	2.45%	-15.93%	to	-14.38%
December 31, 2021	34,563	$15.73	to	$21.69	$675,550	0.00%	0.65%	to	2.45%	-4.56%	to	-2.80%
December 31, 2020	42,948	$16.48	to	$22.32	$870,340	0.00%	0.65%	to	2.45%	13.61%	to	15.71%

	AST Emerging Markets Equity Portfolio
December 31, 2024	5,704	$7.30	to	$15.44	$55,282	0.00%	0.65%	to	2.65%	1.86%	to	3.97%
December 31, 2023	6,278	$7.16	to	$14.91	$58,772	0.00%	0.65%	to	2.65%	9.35%	to	11.59%
December 31, 2022	6,682	$6.55	to	$13.41	$56,114	0.00%	0.65%	to	2.65%	-23.79%	to	-22.22%
December 31, 2021	10,304	$8.59	to	$17.32	$112,133	0.00%	0.65%	to	2.65%	-2.46%	to	-0.46%
December 31, 2020	10,361	$8.81	to	$17.47	$113,560	0.00%	0.65%	to	3.05%	0.89%	to	3.38%

	Allspring VT Discovery All Cap Growth Fund (Class 2)
December 31, 2024	31	$50.15	to	$52.03	$1,614	0.00%	1.40%	to	1.65%	18.99%	to	19.30%
December 31, 2023	38	$42.15	to	$43.61	$1,634	0.00%	1.40%	to	1.65%	30.98%	to	31.31%
December 31, 2022	41	$32.18	to	$33.21	$1,355	0.00%	1.40%	to	1.65%	-38.24%	to	-38.08%
December 31, 2021	45	$50.01	to	$53.64	$2,414	0.00%	1.40%	to	2.00%	12.67%	to	13.36%
December 31, 2020	53	$44.39	to	$47.31	$2,487	0.00%	1.40%	to	2.00%	40.32%	to	41.18%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2024	244	$45.11	to	$98.33	$12,985	0.00%	0.65%	to	2.65%	18.07%	to	20.51%
December 31, 2023	279	$37.72	to	$81.80	$12,639	0.00%	0.65%	to	2.65%	29.97%	to	32.63%
December 31, 2022	302	$28.65	to	$61.83	$10,465	0.00%	0.65%	to	2.75%	-38.78%	to	-37.45%
December 31, 2021	364	$46.16	to	$99.11	$20,626	0.00%	0.65%	to	2.75%	12.10%	to	14.52%
December 31, 2020	414	$40.61	to	$86.76	$20,768	0.00%	0.65%	to	2.75%	39.47%	to	42.48%

	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2024	256	$30.81	to	$40.44	$9,415	0.00%	0.65%	to	2.50%	16.08%	to	18.29%
December 31, 2023	284	$26.54	to	$34.19	$8,901	0.00%	0.65%	to	2.50%	1.75%	to	3.68%
December 31, 2022	306	$26.09	to	$32.97	$9,316	0.00%	0.65%	to	2.50%	-35.94%	to	-34.73%
December 31, 2021	344	$40.72	to	$50.51	$16,148	0.00%	0.65%	to	2.50%	5.23%	to	7.23%
December 31, 2020	420	$38.70	to	$47.11	$18,548	0.00%	0.65%	to	2.50%	54.15%	to	57.07%

	Allspring VT International Equity Fund (Class 1) (liquidated April 30, 2024)
December 31, 2024	—	$12.22	to	$23.67	$—	2.21%	0.65%	to	2.75%	0.05%	to	0.77%
December 31, 2023	299	$12.21	to	$23.49	$6,410	1.75%	0.65%	to	2.75%	12.63%	to	15.05%
December 31, 2022	308	$10.84	to	$20.41	$5,741	4.02%	0.65%	to	2.75%	-13.91%	to	-12.06%
December 31, 2021	352	$12.59	to	$23.21	$7,522	1.36%	0.65%	to	2.75%	4.43%	to	6.69%
December 31, 2020	404	$12.06	to	$21.76	$8,135	2.91%	0.65%	to	2.75%	2.00%	to	4.21%

	AST Quantitative Modeling Portfolio
December 31, 2024	1,410	$18.14	to	$24.30	$31,496	0.00%	0.65%	to	2.75%	10.99%	to	13.40%
December 31, 2023	1,802	$16.35	to	$21.42	$36,051	0.00%	0.65%	to	2.75%	14.26%	to	16.71%
December 31, 2022	2,149	$14.31	to	$18.36	$37,161	0.00%	0.65%	to	2.75%	-20.98%	to	-19.28%
December 31, 2021	2,579	$18.11	to	$22.74	$55,720	0.00%	0.65%	to	2.75%	12.27%	to	14.69%
December 31, 2020	3,353	$16.13	to	$19.83	$63,752	0.00%	0.65%	to	2.75%	8.51%	to	10.85%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2024	514	$23.51	to	$31.49	$14,862	1.84%	0.65%	to	2.75%	10.09%	to	12.48%
December 31, 2023	585	$21.36	to	$27.99	$15,074	2.01%	0.65%	to	2.75%	6.06%	to	8.34%
December 31, 2022	624	$20.14	to	$25.84	$14,942	1.81%	0.65%	to	2.75%	-4.38%	to	-2.32%
December 31, 2021	647	$21.06	to	$26.45	$15,978	2.08%	0.65%	to	2.75%	15.63%	to	18.12%
December 31, 2020	774	$18.21	to	$22.39	$16,298	3.05%	0.65%	to	2.75%	-2.61%	to	-0.51%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2024	11	$10.44	to	$10.44	$115	3.25%	1.00%	to	1.00%	0.55%	to	0.55%
December 31, 2023	13	$10.38	to	$10.38	$131	2.79%	1.00%	to	1.00%	4.65%	to	4.65%
December 31, 2022	14	$9.92	to	$9.92	$142	1.98%	1.00%	to	1.00%	-15.00%	to	-15.00%
December 31, 2021	19	$11.67	to	$11.67	$223	1.98%	1.00%	to	1.00%	-1.94%	to	-1.94%
December 31, 2020	28	$11.90	to	$11.90	$328	2.62%	1.00%	to	1.00%	4.04%	to	4.04%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2024	121	$56.90	to	$56.90	$6,885	0.00%	1.00%	to	1.00%	30.01%	to	30.01%
December 31, 2023	130	$43.76	to	$43.76	$5,678	0.00%	1.00%	to	1.00%	41.74%	to	41.74%
December 31, 2022	143	$30.88	to	$30.88	$4,416	0.00%	1.00%	to	1.00%	-32.07%	to	-32.07%
December 31, 2021	159	$45.45	to	$45.45	$7,204	0.00%	1.00%	to	1.00%	27.45%	to	27.45%
December 31, 2020	172	$35.66	to	$35.66	$6,127	0.00%	1.00%	to	1.00%	33.39%	to	33.39%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2024	52	$42.74	to	$42.74	$2,216	0.28%	1.40%	to	1.40%	13.72%	to	13.72%
December 31, 2023	55	$37.58	to	$37.58	$2,063	0.00%	1.40%	to	1.40%	25.06%	to	25.06%
December 31, 2022	65	$30.05	to	$30.05	$1,952	0.00%	1.40%	to	1.40%	-21.72%	to	-21.72%
December 31, 2021	72	$38.39	to	$38.39	$2,777	0.24%	1.40%	to	1.40%	23.31%	to	23.31%
December 31, 2020	83	$30.40	to	$31.13	$2,588	0.70%	1.40%	to	1.65%	19.32%	to	19.63%

	Allspring VT Opportunity Fund (Class 2)
December 31, 2024	121	$41.33	to	$41.33	$4,998	0.05%	1.40%	to	1.40%	13.43%	to	13.43%
December 31, 2023	135	$36.44	to	$36.44	$4,910	0.00%	1.40%	to	1.40%	24.73%	to	24.73%
December 31, 2022	149	$29.21	to	$29.21	$4,345	0.00%	1.40%	to	1.40%	-21.91%	to	-21.91%
December 31, 2021	162	$37.41	to	$37.41	$6,053	0.04%	1.40%	to	1.40%	23.03%	to	23.03%
December 31, 2020	173	$30.41	to	$30.41	$5,255	0.44%	1.40%	to	1.40%	19.31%	to	19.31%

	AST Bond Portfolio 2023 (liquidated January 2, 2024)
December 31, 2024	—	$8.89	to	$11.51	$—	0.00%	1.00%	to	3.10%	-0.03%	to	0.00%
December 31, 2023	26	$8.95	to	$11.51	$273	0.00%	1.00%	to	3.05%	2.82%	to	4.99%
December 31, 2022	6,947	$8.71	to	$10.96	$69,739	0.00%	1.00%	to	3.05%	-6.63%	to	-4.66%
December 31, 2021	1,314	$9.62	to	$11.49	$14,597	0.00%	1.00%	to	2.75%	-4.41%	to	-2.68%
December 31, 2020	1,622	$10.06	to	$11.81	$18,541	0.00%	1.00%	to	2.75%	3.84%	to	5.71%

	AST Bond Portfolio 2024 (liquidated December 31, 2024)
December 31, 2024	—	$8.87	to	$11.41	$—	0.00%	1.00%	to	3.05%	2.09%	to	4.26%
December 31, 2023	4,054	$8.69	to	$10.94	$40,432	0.00%	1.00%	to	3.05%	2.49%	to	4.66%
December 31, 2022	387	$8.84	to	$10.46	$3,783	0.00%	1.00%	to	2.65%	-9.09%	to	-7.56%
December 31, 2021	350	$9.63	to	$11.31	$3,660	0.00%	1.00%	to	2.75%	-5.05%	to	-3.34%
December 31, 2020	654	$9.90	to	$11.70	$7,133	0.00%	1.00%	to	3.05%	5.34%	to	7.57%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2024	2,090	$25.84	to	$33.29	$64,758	0.00%	0.65%	to	2.75%	13.49%	to	15.95%
December 31, 2023	2,354	$22.77	to	$28.71	$63,381	0.00%	0.65%	to	2.75%	11.19%	to	13.58%
December 31, 2022	2,350	$20.48	to	$25.27	$56,105	0.00%	0.65%	to	2.75%	-10.08%	to	-8.15%
December 31, 2021	2,790	$22.77	to	$27.51	$72,765	0.00%	0.65%	to	2.75%	23.04%	to	25.70%
December 31, 2020	3,037	$18.51	to	$21.89	$63,514	0.00%	0.65%	to	2.75%	1.85%	to	4.05%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2024	243	$10.01	to	$10.31	$2,500	4.92%	1.00%	to	1.25%	3.68%	to	3.94%
December 31, 2023	271	$9.65	to	$9.92	$2,686	4.63%	1.00%	to	1.25%	3.42%	to	3.68%
December 31, 2022	301	$9.33	to	$9.56	$2,877	1.19%	1.00%	to	1.25%	-0.06%	to	0.20%
December 31, 2021	296	$9.34	to	$9.55	$2,830	0.01%	1.00%	to	1.25%	-1.24%	to	-0.99%
December 31, 2020	372	$9.45	to	$9.64	$3,583	0.09%	1.00%	to	1.25%	-0.98%	to	-0.73%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2024	9	$14.52	to	$14.52	$125	5.60%	1.00%	to	1.00%	4.84%	to	4.84%
December 31, 2023	9	$13.85	to	$13.85	$123	5.17%	1.00%	to	1.00%	10.45%	to	10.45%
December 31, 2022	10	$12.54	to	$12.54	$124	5.36%	1.00%	to	1.00%	-10.91%	to	-10.91%
December 31, 2021	10	$14.07	to	$14.07	$147	9.10%	1.00%	to	1.00%	3.45%	to	3.45%
December 31, 2020	11	$13.60	to	$13.60	$148	4.75%	1.00%	to	1.00%	4.84%	to	4.84%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Core Portfolio
December 31, 2024	4,444	$28.14	to	$36.11	$150,117	0.00%	0.65%	to	2.75%	20.72%	to	23.34%
December 31, 2023	4,607	$23.31	to	$29.28	$127,099	0.00%	0.65%	to	2.75%	19.73%	to	22.30%
December 31, 2022	4,857	$19.47	to	$23.94	$110,138	0.00%	0.65%	to	2.75%	-19.27%	to	-17.53%
December 31, 2021	6,174	$24.12	to	$29.03	$170,350	0.00%	0.65%	to	2.75%	24.33%	to	27.01%
December 31, 2020	289	$19.86	to	$22.86	$6,307	0.00%	0.65%	to	2.45%	8.42%	to	10.42%

	AST Bond Portfolio 2025
December 31, 2024	1,709	$10.35	to	$13.03	$20,132	0.00%	1.00%	to	3.05%	2.13%	to	4.30%
December 31, 2023	250	$10.45	to	$12.49	$2,830	0.00%	1.00%	to	2.75%	2.92%	to	4.77%
December 31, 2022	388	$10.15	to	$11.92	$4,288	0.00%	1.00%	to	2.75%	-11.25%	to	-9.65%
December 31, 2021	93	$11.16	to	$13.20	$1,139	0.00%	1.00%	to	3.05%	-5.82%	to	-3.82%
December 31, 2020	479	$11.85	to	$13.72	$6,126	0.00%	1.00%	to	3.05%	7.95%	to	10.23%

	AST Bond Portfolio 2026
December 31, 2024	1,540	$8.90	to	$10.97	$15,728	0.00%	1.00%	to	3.05%	1.36%	to	3.52%
December 31, 2023	1,901	$8.78	to	$10.60	$18,838	0.00%	1.00%	to	3.05%	2.71%	to	4.88%
December 31, 2022	2,288	$8.55	to	$10.10	$21,572	0.00%	1.00%	to	3.05%	-13.40%	to	-11.58%
December 31, 2021	2,372	$9.87	to	$11.43	$25,560	0.00%	1.00%	to	3.05%	-6.78%	to	-4.80%
December 31, 2020	3,635	$10.59	to	$12.00	$41,514	0.00%	1.00%	to	3.05%	7.30%	to	9.57%

	AST Bond Portfolio 2027
December 31, 2024	3,561	$8.96	to	$10.52	$34,673	0.00%	1.00%	to	2.75%	0.91%	to	2.74%
December 31, 2023	4,227	$8.67	to	$10.24	$40,314	0.00%	1.00%	to	3.05%	2.30%	to	4.46%
December 31, 2022	4,736	$8.47	to	$9.81	$43,546	0.00%	1.00%	to	3.05%	-15.36%	to	-13.57%
December 31, 2021	3,610	$10.01	to	$11.34	$38,850	0.00%	1.00%	to	3.05%	-7.50%	to	-5.55%
December 31, 2020	4,852	$10.82	to	$12.01	$55,824	0.00%	1.00%	to	3.05%	8.46%	to	10.75%

	NVIT Emerging Markets Fund (Class D)
December 31, 2024	1,208	$9.25	to	$11.36	$12,966	1.28%	0.65%	to	3.05%	2.74%	to	5.29%
December 31, 2023	1,413	$9.01	to	$10.79	$14,501	1.41%	0.65%	to	3.05%	0.65%	to	3.13%
December 31, 2022	1,362	$8.95	to	$10.47	$13,686	0.16%	0.65%	to	3.05%	-27.28%	to	-25.48%
December 31, 2021	1,550	$12.51	to	$14.04	$21,041	0.93%	0.65%	to	2.75%	-10.13%	to	-8.19%
December 31, 2020	1,824	$13.92	to	$15.30	$27,146	1.59%	0.65%	to	2.75%	9.82%	to	12.19%

	AST Bond Portfolio 2028
December 31, 2024	5,017	$8.89	to	$10.51	$49,530	0.00%	1.00%	to	3.05%	-0.53%	to	1.58%
December 31, 2023	6,127	$8.94	to	$10.35	$60,054	0.00%	1.00%	to	3.05%	2.30%	to	4.46%
December 31, 2022	7,615	$8.74	to	$9.90	$71,913	0.00%	1.00%	to	3.05%	-16.67%	to	-14.91%
December 31, 2021	5,445	$10.48	to	$11.64	$60,975	0.00%	1.00%	to	3.05%	-7.37%	to	-5.41%
December 31, 2020	6	$11.50	to	$12.30	$71	0.00%	1.00%	to	2.65%	11.64%	to	13.54%

	AST Bond Portfolio 2029
December 31, 2024	239	$9.25	to	$10.12	$2,278	0.00%	1.25%	to	2.50%	-1.08%	to	0.19%
December 31, 2023	350	$9.36	to	$10.25	$3,349	0.00%	1.00%	to	2.50%	2.99%	to	4.57%
December 31, 2022	503	$9.01	to	$9.80	$4,666	0.00%	1.00%	to	2.65%	-18.20%	to	-16.81%
December 31, 2021	—	$10.82	to	$11.79	$—	0.00%	1.00%	to	3.10%	-7.47%	to	-5.47%	(2)
December 31, 2020	—	$11.71	to	$12.47	$—	0.00%	1.00%	to	3.05%	12.75%	to	15.13%

	AST Bond Portfolio 2030
December 31, 2024	3,674	$9.19	to	$10.42	$36,984	0.00%	1.00%	to	3.05%	-2.09%	to	-0.01%
December 31, 2023	4,175	$9.39	to	$10.42	$42,281	0.00%	1.00%	to	3.05%	2.18%	to	4.33%
December 31, 2022	4,160	$9.19	to	$9.99	$40,749	0.00%	1.00%	to	3.05%	-19.66%	to	-17.96%
December 31, 2021	4,328	$11.44	to	$12.18	$51,992	0.00%	1.00%	to	3.05%	-7.12%	to	-5.16%
December 31, 2020	6,897	$12.31	to	$12.84	$87,755	0.00%	1.00%	to	3.05%	11.02%	to	13.37%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2024	3,457	$7.92	to	$8.80	$29,451	0.00%	1.00%	to	3.05%	-2.86%	to	-0.79%
December 31, 2023	3,812	$8.16	to	$8.87	$32,975	0.00%	1.00%	to	3.05%	2.16%	to	4.31%
December 31, 2022	4,522	$7.98	to	$8.50	$37,723	0.00%	1.00%	to	3.05%	-21.21%	to	-19.55%
December 31, 2021	3,392	$10.13	to	$10.57	$35,400	0.00%	1.00%	to	3.05%	-7.68%	to	-5.72%
December 31, 2020	6,403	$10.97	to	$11.21	$71,411	0.00%	1.00%	to	3.05%	9.77%	to	12.08%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® International Growth Portfolio (Service Class) (available May 18, 2020)
December 31, 2024	16	$14.63	to	$14.63	$228	0.91%		1.30%	to	1.30%	7.34%	to	7.34%
December 31, 2023	16	$13.63	to	$13.68	$216	0.51%		1.20%	to	1.30%	12.91%	to	13.03%
December 31, 2022	49	$12.07	to	$12.10	$594	0.27%		1.20%	to	1.30%	-16.28%	to	-16.20%
December 31, 2021	218	$14.42	to	$14.44	$3,151	0.46%		1.20%	to	1.30%	7.58%	to	7.68%
December 31, 2020	40	$13.40	to	$13.41	$539	0.68%		1.20%	to	1.30%	29.95%	to	30.03%

	MFS® Total Return Bond Series (Service Class) (available May 18, 2020)
December 31, 2024	195	$9.43	to	$9.43	$1,842	3.15%		1.30%	to	1.30%	0.99%	to	0.99%
December 31, 2023	69	$9.34	to	$9.34	$649	3.09%		1.30%	to	1.30%	5.74%	to	5.74%
December 31, 2022	316	$8.83	to	$8.86	$2,792	2.11%		1.20%	to	1.30%	-15.30%	to	-15.21%
December 31, 2021	661	$10.43	to	$10.45	$6,902	3.05%		1.20%	to	1.30%	-2.35%	to	-2.25%
December 31, 2020	179	$10.68	to	$10.69	$1,912	1.99%		1.20%	to	1.30%	6.90%	to	6.96%

	MFS® Total Return Series (Service Class) (available May 18, 2020)
December 31, 2024	63	$13.84	to	$13.84	$876	2.15%		1.30%	to	1.30%	6.06%	to	6.06%
December 31, 2023	60	$13.05	to	$13.05	$782	1.78%		1.30%	to	1.30%	8.79%	to	8.79%
December 31, 2022	66	$11.99	to	$12.03	$787	1.14%		1.20%	to	1.30%	-11.01%	to	-10.92%
December 31, 2021	704	$13.48	to	$13.50	$9,494	1.65%		1.20%	to	1.30%	12.36%	to	12.47%
December 31, 2020	99	$12.00	to	$12.00	$1,185	1.77%		1.20%	to	1.30%	17.38%	to	17.45%

	MFS® Value Series (Service Class) (available May 18, 2020)
December 31, 2024	223	$16.93	to	$16.93	$3,783	1.41%		1.30%	to	1.30%	9.90%	to	9.90%
December 31, 2023	186	$15.40	to	$15.46	$2,872	1.28%		1.20%	to	1.30%	6.24%	to	6.35%
December 31, 2022	226	$14.50	to	$14.54	$3,277	1.05%		1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	799	$15.65	to	$15.68	$12,514	1.21%		1.20%	to	1.30%	23.53%	to	23.66%
December 31, 2020	57	$12.67	to	$12.68	$727	0.78%		1.20%	to	1.30%	21.73%	to	21.80%

	PSF PGIM Government Money Market Portfolio (Class III) (available May 18, 2020)
December 31, 2024	2,576	$10.59	to	$11.10	$28,592	4.63%		0.00%	to	1.30%	3.38%	to	4.75%
December 31, 2023	2,333	$10.25	to	$10.59	$24,712	4.53%		0.00%	to	1.30%	3.26%	to	4.62%
December 31, 2022	2,390	$9.92	to	$10.13	$24,206	0.64%		0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	11,017	$9.93	to	$10.00	$110,217	0.04%		0.00%	to	1.30%	-0.67%	to	0.04%
December 31, 2020	6,560	$10.00	to	$10.00	$65,602	0.00%	(1)	0.00%	to	0.00%	0.00%	to	0.00%	(1)

	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
December 31, 2024	577	$14.97	to	$16.35	$9,159	0.00%		0.65%	to	2.50%	21.11%	to	23.42%
December 31, 2023	648	$12.36	to	$13.25	$8,383	0.00%		0.65%	to	2.50%	10.33%	to	12.42%
December 31, 2022	764	$11.21	to	$11.78	$8,854	0.00%		0.65%	to	2.50%	-32.71%	to	-31.43%
December 31, 2021	910	$16.65	to	$17.18	$15,469	0.00%		0.65%	to	2.50%	16.12%	to	18.32%
December 31, 2020	1,095	$14.34	to	$14.52	$15,832	0.00%		0.65%	to	2.50%	45.78%	to	47.62%

	AST Global Bond Portfolio (available November 13, 2020)
December 31, 2024	8,561	$8.50	to	$9.28	$77,195	0.00%		0.65%	to	2.75%	-0.11%	to	2.06%
December 31, 2023	8,800	$8.50	to	$9.09	$78,304	0.00%		0.65%	to	2.75%	3.37%	to	5.60%
December 31, 2022	8,383	$8.23	to	$8.61	$71,094	0.00%		0.65%	to	2.75%	-14.60%	to	-12.76%
December 31, 2021	10,543	$9.63	to	$9.87	$103,217	0.00%		0.65%	to	2.75%	-4.17%	to	-2.10%
December 31, 2020	10,803	$10.05	to	$10.08	$108,803	0.00%		0.65%	to	2.75%	0.53%	to	0.81%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2024	4,448	$6.98	to	$7.59	$33,085	0.00%		1.00%	to	3.05%	-3.68%	to	-1.63%
December 31, 2023	6,649	$7.25	to	$7.71	$50,604	0.00%		1.00%	to	3.05%	1.96%	to	4.11%
December 31, 2022	8,949	$7.11	to	$7.41	$65,726	0.00%		1.00%	to	3.05%	-22.60%	to	-20.97%
December 31, 2021	5,609	$9.18	to	$9.38	$52,363	0.00%		1.00%	to	3.05%	-8.16%	to	-6.24%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2024	—	$7.54	to	$7.81	$—	0.00%		1.50%	to	2.65%	-4.42%	to	-3.28%
December 31, 2023	30	$7.89	to	$8.11	$243	0.00%		1.25%	to	2.65%	1.89%	to	3.35%
December 31, 2022	65	$7.74	to	$7.85	$505	0.00%		1.25%	to	2.60%	-22.55%	to	-21.48%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2034 (available January 3, 2023)
December 31, 2024	35	$9.50	to	$9.91	$337	0.00%	1.00%	to	3.05%	-5.50%	to	-3.49%
December 31, 2023	3	$10.09	to	$10.27	$28	0.00%	1.00%	to	2.75%	0.89%	to	2.68%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2035 (available January 2, 2024)
December 31, 2024	20	$9.50	to	$9.67	$188	0.00%	1.00%	to	2.75%	-4.97%	to	-3.27%
December 31, 2023	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2024 or for the periods indicated within.

(1)	Amount is less than 0.01%.

(2)	Total return reflects the return had there been contract owners in the subaccount during the period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to FLIAC.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified period of time. The distribution charge is intended to compensate FLIAC for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The

Note 8:    Charges and Expenses (continued)

distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th transfer in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, PALAC offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, PALAC, and now FLIAC, due to the sale, offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.
The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Advisors Choice Advisors Select	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
FlexGuard	1.20%	1.30%
FlexGuard Income	1.20%	1.30%
PSA	1.40%	1.40%
Stagecoach VA	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fortitude Life Insurance & Annuity Company and the Contract Owners of Fortitude Life Insurance & Annuity Company Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST Large-Cap Growth Portfolio (1)	ProFund VP Communication Services (1)
AST Government Money Market Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP UltraNasdaq-100 (1)
AST J.P. Morgan Conservative Multi-Asset Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Utilities (1)
AST Small-Cap Value Portfolio (2)	ProFund VP Large-Cap Growth (1)
AST Mid-Cap Growth Portfolio (2)	ProFund VP Large-Cap Value (1)
AST Large-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Mid-Cap Value Portfolio (2)	Rydex VT NASDAQ-100® Fund (1)
AST Small-Cap Equity Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST T. Rowe Price Asset Allocation Portfolio (3)	Invesco V.I. Technology Fund (Series I) (1)
AST MFS Global Equity Portfolio (1)	Allspring VT Index Asset Allocation Fund (Class 2) (1)
AST International Equity Portfolio (1)	Allspring VT International Equity Fund (Class 2) (4)
AST Capital Growth Asset Allocation Portfolio (1)	Allspring VT Small Cap Growth Fund (Class 2) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST J.P. Morgan Moderate Multi-Asset Portfolio (1)	AST Emerging Markets Equity Portfolio (1)
AST Core Fixed Income Portfolio (1)	Allspring VT Discovery All Cap Growth Fund (Class 2) (1)
Davis Equity Portfolio (1)	Allspring VT Discovery All Cap Growth Fund (Class 1) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	Allspring VT Small Cap Growth Fund (Class 1) (1)
ProFund VP Asia 30 (1)	Allspring VT International Equity Fund (Class 1) (4)
ProFund VP Banks (1)	AST Quantitative Modeling Portfolio (1)
ProFund VP Bear (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Biotechnology (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Materials (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP UltraBull (1)	Allspring VT Opportunity Fund (Class 1) (1)
ProFund VP Bull (1)	Allspring VT Opportunity Fund (Class 2) (1)
ProFund VP Consumer Discretionary (1)	AST Bond Portfolio 2023 (5)
ProFund VP Consumer Staples (1)	AST Bond Portfolio 2024 (6)
ProFund VP Energy (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Europe 30 (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)

ProFund VP Financials (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP U.S. Government Plus (1)	AST Large-Cap Core Portfolio (1)
ProFund VP Health Care (1)	AST Bond Portfolio 2025 (1)
ProFund Access VP High Yield Fund (1)	AST Bond Portfolio 2026 (1)
ProFund VP Industrials (1)	AST Bond Portfolio 2027 (1)
ProFund VP Internet (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Japan (1)	AST Bond Portfolio 2028 (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2029 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2030 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2031 (1)
ProFund VP Pharmaceuticals (1)	MFS® International Growth Portfolio (Service Class) (1)
ProFund VP Real Estate (1)	MFS® Total Return Bond Series (Service Class) (1)
ProFund VP Rising Rates Opportunity (1)	MFS® Total Return Series (Service Class) (1)
ProFund VP Nasdaq-100 (1)	MFS® Value Series (Service Class) (1)
ProFund VP Semiconductor (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
ProFund VP Small-Cap Growth (1)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (1)
ProFund VP Short Mid-Cap (1)	AST Global Bond Portfolio (1)
ProFund VP Short Nasdaq-100 (1)	AST Bond Portfolio 2032 (1)
ProFund VP Short Small-Cap (1)	AST Bond Portfolio 2033 (1)
ProFund VP Small-Cap Value (1)	AST Bond Portfolio 2034 (7)
ProFund VP Technology (1)	AST Bond Portfolio 2035 (8)
(1) Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.
(2) Statement of net assets as of December 13, 2024 (date of merger), statement of operations for the period January 1, 2024 to December 13, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to December 13, 2024 (date of merger) and for the year ended December 31, 2023.

(3) Statement of net assets as of December 6, 2024 (date of merger), statement of operations for the period January 1, 2024 to December 6, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to December 6, 2024 (date of merger) and for the year ended December 31, 2023.

(4) Statement of net assets as of April 30, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to April 30, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to April 30, 2024 (date of liquidation) and for the year ended December 31, 2023.

(5) Statement of net assets as of January 2, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to January 2, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to January 2, 2024 (date of liquidation) and for the year ended December 31, 2023.

(6) Statement of net assets as of December 31, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to December 31, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to December 31, 2024 (date of liquidation) and for the year ended December 31, 2023.

(7) Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the year ended December 31, 2024 and for the period January 3, 2023 (commencement of operations) to December 31, 2023.

(8) Statement of net assets as of December 31, 2024, statement of operations for the period January 2, 2024 (commencement of operations) to December 31, 2024, and statement of changes in net assets for the period January 2, 2024 (commencement of operations) to December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Fortitude Life Insurance & Annuity Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B in

accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 25, 2025

We have served as the auditor of one or more of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B since 2003.